UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21274
                                                    ------------

              Grosvenor Registered Multi-Strategy Master Fund, LLC
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                  c/o Bank of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
         --------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 617-772-3672

                        Date of fiscal year end: March 31
                                                -----------

                    Date of reporting period: March 31, 2010
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


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GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
----------------------------------------------------
FINANCIAL STATEMENTS

WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

YEAR ENDED MARCH 31, 2010
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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                                  Financial Statements
                                                Year Ended March 31, 2010


                                                        CONTENTS


Report of Independent Registered Public Accounting Firm ...............................................................1

Statement of Assets, Liabilities and Members' Capital .................................................................2

Schedule of Investments ...............................................................................................3

Statement of Operations ...............................................................................................7

Statements of Changes in Members' Capital .............................................................................8

Statement of Cash Flows ...............................................................................................9

Financial Highlights .................................................................................................10

Notes to Financial Statements ........................................................................................11


     The Registrant files its complete schedule of portfolio  holdings with the Securities and Exchange  Commission (the
"Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at  http://www.sec.gov,  and may be reviewed and copied at the Commission's Public Reference
Room in  Washington,  DC.  Information  on the  operation  of the  Public  Reference  Room may be  obtained  by  calling
1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

     A description of the policies and procedures that the Registrant uses to determine how to vote proxies  relating to portfolio  securities is available  without  charge,  upon request,  by calling (866)  921-7951 and on the  Commission's website at http://www.sec.gov.

     Information  regarding how the Registrant  voted proxies  relating to portfolio  securities  during the most recent
12-month  period  ended June 30 is available  without  charge,  upon  request,  by calling  (866)  921-7951,  and on the
Commission's website at http://www.sec.gov.
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
(PRICEWATERHOUSECOOPERS LOGO)

------------------------------------------------------------------------------------------------------------------------
                                                                                        |
                                                                                        |  PRICEWATERHOUSECOOPERS LLP
                                                                                        |  PricewaterhouseCoopers Center
                                                                                        |  300 Madison Avenue
                                                                                        |  New York NY 10017
                                                                                        |  Telephone (646) 471 3000
                                                                                        |  Facsimile (813) 286 6000

                                 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Members of Grosvenor Registered Multi-Strategy Master Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Grosvenor
Registered Multi-Strategy Master Fund, LLC (the "Company", formerly Columbia Management Multi-Strategy Hedge
Fund, LLC) at March 31, 2010, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights
(hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2010 by correspondence with the custodian and underlying portfolio funds, provide a reasonable basis for our opinion.


(PRICEWATERHOUSECOOPERS LLP)
June 1, 2010


                                                                                                                       1
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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                  Statement of Assets, Liabilities and Members' Capital
                                                     March 31, 2010

ASSETS

Investments in Portfolio Funds, at fair value (cost $397,142,132)                                       $  440,600,594
Cash and cash equivalents (see Note 2f)                                                                      4,488,580
Redemptions receivable from investments in Portfolio Funds                                                  31,932,760
Investments in Portfolio Funds paid in advance                                                              11,000,000
Prepaid Insurance                                                                                              107,476
Other assets                                                                                                     5,832
                                                                                                        ----------------

   TOTAL ASSETS                                                                                            488,135,242
                                                                                                        ----------------
LIABILITIES
Advisory fee payable                                                                                           406,604
Professional fees payable                                                                                      150,153
Administration fee payable                                                                                      32,818
Subadviser out-of-pocket expenses payable                                                                        6,250
Other liabilities                                                                                               21,671
                                                                                                        ----------------

   TOTAL LIABILITIES                                                                                           617,496
                                                                                                        ----------------

   NET ASSETS                                                                                           $  487,517,746
                                                                                                        ================

MEMBERS' CAPITAL

Net Capital*                                                                                            $  444,059,284
Net accumulated unrealized appreciation on investments in Portfolio Funds                                   43,458,462
                                                                                                        ----------------

   MEMBERS' CAPITAL                                                                                     $  487,517,746
                                                                                                        ================

*    Net capital  includes net  subscriptions,  cumulative  net  investment  income/(loss)  and  cumulative net realized gain/(loss) from investments in the Portfolio Funds.


                       The accompanying notes are an integral part of these financial statements.


                                                                                                                       2
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
                                      Grosvenor Registered Multi-Strategy Master Fund, LLC
                                                     Schedule of Investments
                                                         March 31, 2010

                                                                                                         FIRST
                                        FIRST                                    % OF     % OWNERSHIP  AVAILABLE
                                     ACQUISITION                     FAIR       MEMBERS' OF PORTFOLIO REDEMPTION
PORTFOLIO FUNDS*                        DATE          COST          VALUE**     CAPITAL     FUND***    DATE ****  LIQUIDITY*****
--------------------------------------------------------------------------------------------------------------------------------

DISTRESSED

  Anchorage Capital Partners,                                                                                       Annually -
     L.P. (a)                          8/1/2006  $  15,615,000  $  20,905,767     4.29%     0.91%        N/A       Bi-annually
  Anchorage Short Credit Fund, L.P.    7/1/2007      2,768,079      1,571,328     0.32%     0.94%        N/A         Monthly
  Blackstone Real Estate Special
     Situations Fund, L.P. (a)         9/1/2008      2,091,369      2,544,330     0.52%    13.98%        (1)      Semi-annually
  Blue Mountain Credit Alternatives
     Fund, L.P.                        8/1/2007      7,202,849      9,579,731     1.96%     5.18%        N/A        Quarterly
  Fortress Value Recovery Fund,
     L.P. (b)                          1/1/2006      4,300,000        877,948     0.18%     0.35%        N/A           (2)
  GCP II SPV II                        4/1/2009         30,109         39,219     0.01%     2.11%        N/A           (3)
  Greywolf Capital Partners II,
     L.P. (a)                          9/1/2007        123,050        128,026     0.03%     0.04%        N/A           (4)
  GSO Liquidity Partners, L.P.         3/1/2008      3,253,947      2,841,303     0.58%     1.30%        N/A           (5)
  Harbinger Capital Partners Special
     Situations Fund, L.P. (a)         7/1/2007     10,745,000      7,838,552     1.61%     0.33%        N/A           (6)
  Highland Crusader Fund, L.P.
     Liquidating                      12/1/2008      3,465,641      3,592,978     0.74%     1.75%        N/A           (2)
  King Street Capital, L.P. (a)        1/1/2003     13,005,100     18,350,455     3.76%     0.33%        N/A        Quarterly
  Marathon Distressed Subprime Fund,
     L.P.                              1/1/2008      6,315,952      6,794,054     1.39%     3.07%        N/A     Every 18 months
  Redwood Domestic Fund, L.P. (a)      1/1/2003     13,575,000     20,706,651     4.25%     1.86%        N/A       Bi-annually
  Silver Point Capital Fund,
     L.P. (a)                          1/1/2003     14,200,000     17,217,000     3.53%     0.84%        (7)        Annually
  TCW Special Mortgage Credit
     Fund II, L.P.                    10/1/2008      8,446,402     10,859,298     2.23%     1.60%        N/A           (5)
                                                 -------------- -------------- ---------
TOTAL DISTRESSED                                   105,137,498    123,846,640    25.40%
                                                 -------------- -------------- ---------

EVENT DRIVEN
  Elliott Associates, L.P.             1/1/2003     13,900,000     20,891,298     4.29%     0.33%        (8)      Semi-annually
  Level Global L.P.                    7/1/2009     11,900,000     11,132,395     2.28%     1.20%        N/A        Quarterly
  Magnetar Capital II Fund, L.P.       1/1/2010     12,379,990     11,022,465     2.26%     3.52%      9/30/2010    Quarterly
  Magnetar Capital, L.P. (a)           7/1/2007      1,245,010      1,099,201     0.23%     0.80%        N/A           (4)
  Perry Partners, L.P. (a)             1/1/2003     14,429,091     17,396,021     3.57%     1.08%        (9)        Quarterly
  Seneca Capital, L.P. (a)             1/1/2003     13,384,682     13,180,456     2.70%     4.45%     12/31/2010  Quarterly(10)
                                                 -------------- -------------- ---------
TOTAL EVENT DRIVEN                                  67,238,773     74,721,836    15.33%
                                                 -------------- -------------- ---------

LONG AND/OR SHORT EQUITY
  Adelphi Europe Partners, L.P.       12/1/2005      8,682,366      9,834,555     2.02%    14.49%        N/A        Quarterly
  Black Bear Fund I, L.P.              1/1/2003         67,788        143,782     0.03%     1.42%        N/A           (3)
  Broad Peak Fund, L.P. (a)            7/1/2007     12,178,331     12,565,977     2.58%     6.40%        N/A        Quarterly
  Brookside Capital Partners
     Fund, L.P.                       10/1/2009      6,300,000      6,494,339     1.33%     0.10%     10/31/2011    Quarterly
  Cavalry Technology, L.P.             5/1/2003      6,533,606      7,833,987     1.61%     7.75%        N/A        Quarterly
  Citadel Wellington, LLC              7/1/2008      1,541,779      1,136,122     0.23%     0.04%        N/A          (11)


                            The accompanying notes are an integral part of these financial statements


                                                                                                                               3
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
                                      Grosvenor Registered Multi-Strategy Master Fund, LLC
                                               Schedule of Investments (continued)
                                                         March 31, 2010

                                                                                                         FIRST
                                        FIRST                                    % OF     % OWNERSHIP  AVAILABLE
                                     ACQUISITION                     FAIR       MEMBERS' OF PORTFOLIO REDEMPTION
PORTFOLIO FUNDS* (CONTINUED)            DATE          COST          VALUE**     CAPITAL     FUND***    DATE ****  LIQUIDITY*****
--------------------------------------------------------------------------------------------------------------------------------

LONG AND/OR SHORT EQUITY (CONTINUED)
  Conatus Capital Partners, L.P.       1/1/2008  $   7,900,000  $   7,902,073     1.62%     0.72%        N/A        Quarterly
  Egerton Capital Partners, L.P.       7/1/2008     11,687,150     12,109,277     2.48%     2.80%        N/A        Quarterly
  Elm Ridge Capital Partners, L.P.     4/1/2003      6,965,225     10,046,017     2.06%     1.79%        N/A        Quarterly
  Empire Capital Partners Enhanced
     Fund, L.P.                        1/1/2008     13,087,024     15,423,833     3.16%    17.50%        N/A        Quarterly
  Galante Partners, L.P.              10/1/2006      7,470,555      5,391,657     1.11%    10.57%        N/A        Quarterly
  Greenlight Capital Qualified, L.P.   1/1/2003      1,900,000      3,086,317     0.63%     0.14%        (12)       Annually
  Impala Fund, L.P.                    1/1/2007      4,765,392      5,693,952     1.17%     1.58%        N/A        Quarterly
  Impala Transportation Fund, L.P.     1/1/2008      2,475,000      2,702,121     0.56%     2.20%        N/A        Quarterly
  Kingsford Capital Partners, L.P.     1/1/2003      5,791,628      5,140,858     1.06%     5.36%        N/A        Quarterly
  Montrica Global Opportunities
     Fund, L.P. (a)                    8/1/2007      3,378,573      2,786,955     0.57%     0.89%        N/A         Monthly
  Passport Global Strategies III,
     Ltd.                              1/1/2010        535,321        505,922     0.10%     0.07%        N/A           (3)
  Passport II, L.P.                    7/1/2008     12,835,240      9,204,156     1.89%     1.27%        (13)       Quarterly
  Scout Capital Partners II L.P.       9/1/2004      8,887,705     12,159,306     2.49%     4.68%        N/A        Quarterly
  Seasons Aggressive Fund, L.P.        6/1/2008     15,823,626     12,985,403     2.66%    15.70%        N/A        Quarterly
  Spring Point Contra Partners, L.P.   1/1/2004      4,706,213      4,571,687     0.94%     3.66%        N/A        Quarterly
  Tremblant Partners, L.P.             1/1/2003      9,705,773     11,111,761     2.28%     3.42%        N/A        Annually
  Trian Partners, L.P.                 4/1/2006     11,000,000     12,024,194     2.47%     2.33%        (14)       Annually
  Viking Global Equities, L.P.        12/1/2007      3,600,000      4,435,383     0.91%     0.11%        N/A         Monthly
                                                 -------------- -------------- ---------
TOTAL LONG AND/OR SHORT EQUITY                     167,818,295    175,289,634    35.96%
                                                 -------------- -------------- ---------

MULTI-ARBITRAGE
  Canyon Value Realization Fund,
     L.P. (a)                          1/1/2003     12,488,089     16,570,095     3.40%     0.73%        N/A       Quarterly -
                                                                                                                    Annually
  HBK II Fund, L.P. (a)               11/1/2009      5,310,073      5,596,588     1.15%     1.04%     6/30/2010     Quarterly
  OZ Domestic Partners, L.P. (a)       1/1/2003     16,244,820     20,259,238     4.15%     1.27%        (15)       Annually
  Sandelman Partners Multi-Strategy
     Fund, L.P. (a)                    7/1/2007        390,675        195,608     0.04%     0.58%        N/A           (3)
  Stark Investments, L.P. (a)          1/1/2003      9,879,541      9,623,583     1.97%     0.87%        N/A        Annually
  Stark Select Asset Fund LLC          1/1/2010        558,670        566,944     0.12%     0.17%        N/A           (3)


                            The accompanying notes are an integral part of these financial statements


                                                                                                                               4
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
                                      Grosvenor Registered Multi-Strategy Master Fund, LLC
                                               Schedule of Investments (continued)
                                                         March 31, 2010

                                                                                                         FIRST
                                        FIRST                                    % OF     % OWNERSHIP  AVAILABLE
                                     ACQUISITION                     FAIR       MEMBERS' OF PORTFOLIO REDEMPTION
PORTFOLIO FUNDS* (CONTINUED)            DATE          COST          VALUE**     CAPITAL     FUND***    DATE ****  LIQUIDITY*****
--------------------------------------------------------------------------------------------------------------------------------

MULTI-ARBITRAGE (CONTINUED)
  SuttonBrook Capital Partners, L.P.  12/1/2003  $  12,075,698  $  13,930,428     2.86%     7.24%        N/A         Monthly
                                                 -------------- -------------- ---------
TOTAL MULTI-ARBITRAGE                               56,947,566     66,742,484    13.69%
                                                 -------------- -------------- ---------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS             $ 397,142,132  $ 440,600,594    90.38%
                                                 -------------- -------------- ---------

Other Assets, Less Liabilities                                  $  46,917,152     9.62%
                                                                -------------- ---------

MEMBERS' CAPITAL                                                $ 487,517,746   100.00%
                                                                ============== =========

The investments in the Portfolio Funds shown above, representing 90.38% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

The Company's (as defined in Note 1) investments on March 31, 2010 are summarized below based on the investment strategy of each specific Portfolio Fund.

                                                     % OF TOTAL INVESTMENTS IN
                         INVESTMENT STRATEGY              PORTFOLIO FUNDS
                                                     -------------------------
                         Long and/or Short Equity                       39.78%
                         Distressed                                     28.11
                         Event Driven                                   16.96
                         Multi-Arbitrage                                15.15
                                                     -------------------------
                         TOTAL                                         100.00%
                                                     =========================

* Non-income  producing  investments.  The Company's  investments  in Portfolio  Funds are  considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

** See definition in Note 3.

*** Based on the most recently available information provided by each Portfolio Fund.

**** From original investment date.

***** Available frequency of redemptions after initial lock-up period.

N/A Initial  lock-up  period that has either  expired prior to 3/31/2010 or the Portfolio  Fund did not have an initial  lock-up period. However, specific redemption restrictions may apply.


                            The accompanying notes are an integral part of these financial statements


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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                          Schedule of Investments (continued)
                                                     March 31, 2010

(a) A portion or all of the Company's interests in the Portfolio Fund are held in side pockets which have restricted liquidity.

(b) Formerly known as D.B. Zwirn Special Opportunities Fund, L.P.

(1)  Approximately  18% of the fair value of the Company's  interests in the Portfolio Fund has a lock-up period that expires on
4/30/2010.

(2) The Portfolio Fund is liquidating its assets and is in the process of returning capital to its limited partners.  Due to the liquidation, the Portfolio Fund has suspended redemptions. The full liquidation is expected to take from two to four years.

(3) The Portfolio Fund has limited  redemption  rights by creating a liquidating  vehicle with the intention of liquidating  its assets in a reasonable  manner.  The Company expects to receive the majority of its interest in the Portfolio Fund by the end of
2010.

(4) All of the Company's remaining interests in the Portfolio Fund are held in side-pockets.

(5) Redemption not permitted  during the life of the Portfolio Fund.  Cash proceeds are  distributed to limited  partners as the
Portfolio Fund's investments are realized.

(6) The Portfolio Fund suspended  redemptions in October 2008 after  establishing  a Lehman  Brothers  International  ("Lehman")
holdback  reserve for potential  liabilities  related to Lehman's  insolvency.  In March 2010,  the Portfolio  Fund  announced a restructuring  plan which  included an option to continue  participation  in the Portfolio  Fund and a liquidating  option.  The
Company selected the liquidating option. Under the terms of the liquidating option, the Company expects to receive approximately
25% of its  non-side-pocketed  capital in each of the next four quarters,  with the first  distribution to be effective 6/30/10.
Approximately 10% of the Company's interest in the Portfolio Fund is in side-pockets.

(7)  Approximately  18% of the fair value of the Company's  interests in the Portfolio Fund has a lock-up period that expires on
3/31/2011.

(8)  Approximately  12% of the fair value of the Company's  interests in the Portfolio Fund has a lock-up period that expires on
6/30/2011.

(9)  Approximately  25% of the fair value of the Company's  interests in the Portfolio Fund has a lock-up period that expires on
5/31/2010.

(10)  Approximately  20% of the fair value of the  Company's  interests in the Portfolio  Fund is held in a special  liquidating vehicle ("SLV") which is not available for redemption. The term of the full liquidation of the SLV is unknown.

(11)  Portfolio Fund invoked  1/16th  investor-  level gate as per its offering  documents.  Under the "1/16th" gate  provision, limited partners can only redeem up to 1/16th of their capital balance in each redemption  period in the case the Portfolio Fund receives redemption  requests exceeding 3% of firm-wide capital.  The Company expects to receive the majority of its interest in the Portfolio Fund at the next available redemption date of 6/30/10.

(12)  Approximately 39% of the fair value of the Company's  interests in the Portfolio Fund has a lock-up period that expires on
1/31/2012.

(13)  Approximately 31% of the fair value of the Company's  interests in the Portfolio Fund has a lock-up period that expires on
12/31/2010.

(14)  Approximately 27% of the fair value of the Company's  interests in the Portfolio Fund has a lock-up period that expires on
2/28/2011, 30% has a lock-up period that expires on 4/30/2011, and 11% has a lock-up period that expires on 5/31/2011.

(15)  Approximately 18% of the fair value of the Company's  interests in the Portfolio Fund has a lock-up period that expires on
4/30/2010,  approximately  6% has a lock-up period that expires on 5/31/2010,  and  approximately  27% has a lock-up period that expires on 7/31/2011.


                            The accompanying notes are an integral part of these financial statements


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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                                 Statement of Operations

                                                Year Ended March 31, 2010

INVESTMENT INCOME
  Interest                                                                                              $       63,779
  Other income                                                                                                   1,621
                                                                                                        ----------------

    TOTAL INVESTMENT INCOME                                                                                     65,400
                                                                                                        ----------------

EXPENSES
  Advisory fee                                                                                               4,788,589
  Administration fees                                                                                          453,219
  Professional fees                                                                                            324,666
  Insurance fees                                                                                               153,822
  Directors' fees                                                                                               53,500
  Custodian fees                                                                                                28,528
  Subadviser out-of-pocket expenses                                                                             25,000
  Other expenses                                                                                                86,597
                                                                                                        ----------------

    TOTAL EXPENSES                                                                                           5,913,921
                                                                                                        ----------------

NET INVESTMENT LOSS                                                                                         (5,848,521)
                                                                                                        ----------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  Net realized loss from investments in Portfolio Funds                                                     (8,688,921)
  Net change in unrealized appreciation on investments in Portfolio Funds                                   91,778,180
                                                                                                        ----------------

    NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                         83,089,259
                                                                                                        ----------------
NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM
  OPERATIONS                                                                                            $   77,240,738
                                                                                                        ================


                       The accompanying notes are an integral part of these financial statements.


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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                        Statements of Changes in Members' Capital

                                                                    SPECIAL
                                                                    MEMBERS            MEMBERS              TOTAL
                                                                 -------------    -----------------    -----------------

MEMBERS' CAPITAL, MARCH 31, 2008                                 $         -      $   289,450,849      $   289,450,849

Members' subscriptions                                                     -          288,434,541          288,434,541

Members' interests repurchased                                             -          (23,643,067)         (23,643,067)
                                                                 -------------    -----------------    -----------------

Net increase/decrease in Members' Capital resulting from
     capital transactions                                                  -          264,791,474          264,791,474
                                                                 -------------    -----------------    -----------------
Net investment loss                                                        -           (4,892,228)          (4,892,228)

Net realized loss from investments                                         -           (6,530,850)          (6,530,850)

Net change in unrealized depreciation on investments                       -          (91,424,410)         (91,424,410)
                                                                 -------------    -----------------    -----------------
Net decrease in Members' Capital resulting from operations                 -         (102,847,488)        (102,847,488)
                                                                 -------------    -----------------    -----------------

MEMBERS' CAPITAL, MARCH 31, 2009                                           -          451,394,835          451,394,835

Members' subscriptions                                                     -           18,555,000           18,555,000

Members' interests repurchased                                      (372,677)         (59,300,150)         (59,672,827)
                                                                 -------------    -----------------    -----------------
Net increase/decrease in Members' Capital resulting from
     capital transactions                                           (372,677)         (40,745,150)         (41,117,827)
                                                                 -------------    -----------------    -----------------

Net investment loss                                                        -           (5,848,521)          (5,848,521)

Net realized loss from investments                                         -           (8,688,921)          (8,688,921)

Net increase in unrealized appreciation on investments                     -           91,778,180           91,778,180
                                                                 -------------    -----------------    -----------------
Net increase in Members' Capital resulting from operations                 -           77,240,738           77,240,738
                                                                 -------------    -----------------    -----------------
Reallocation of incentive allocation                                 372,677             (372,677)                   -
                                                                 -------------    -----------------    -----------------

MEMBERS' CAPITAL, MARCH 31, 2010                                 $         -      $   487,517,746      $   487,517,746
                                                                 =============    =================    =================

Capital reallocable to the Special Members had the Members' measurement period for incentive allocation closed on:

                 March 31, 2009 $      1,982 Measurement period: January 1, 2009 through March 31, 2009


                       The accompanying notes are an integral part of these financial statements.


                                                                                                                       8
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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                                 Statement of Cash Flows

                                               Year Ended March 31, 2010

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members' Capital derived from operations                                              $     77,240,738
Adjustments to reconcile net increase in Members' Capital resulting from operations to net cash used in operating activities:
   Net increase in accumulated unrealized appreciation on investments                                      (91,778,180)
   Net realized loss from Portfolio Fund redemptions                                                         8,688,921
   Purchases of Portfolio Funds                                                                           (100,587,642)
   Proceeds from Portfolio Funds                                                                            86,306,719
(Increase)/Decrease in operating assets:
   Prepaid insurance                                                                                           (32,967)
   Interest receivable                                                                                          20,050
   Other assets                                                                                                 (1,332)
Increase/(Decrease) in operating liabilities:
   Advisory fee payable                                                                                         30,128
   Professional fees payable                                                                                    52,734
   Administration fee payable                                                                                  (31,377)
   Other liabilities                                                                                           (15,611)
                                                                                                      ------------------

   NET CASH USED IN OPERATING ACTIVITIES                                                                   (20,107,819)
                                                                                                      ------------------
CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Member subscriptions                                                                          15,680,000
Payments for Member interests repurchased                                                                  (61,090,743)
                                                                                                      ------------------

   NET CASH USED IN FINANCING ACTIVITIES                                                                   (45,410,743)
                                                                                                      ------------------

Net decrease in cash and cash equivalents                                                                  (65,518,562)

Cash and cash equivalents at beginning of year                                                              70,007,142
                                                                                                      ------------------

CASH AND CASH EQUIVALENTS AT END OF YEAR                                                              $      4,488,580
                                                                                                      ==================


                       The accompanying notes are an integral part of these financial statements.


                                                                                                                       9
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

                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                                  Financial Highlights

The following  represents certain ratios to average Members' Capital,  total return, and other supplemental  information for the periods indicated:

                                                                 YEARS ENDED MARCH 31,
                                                                 ---------------------
                                        2010*            2009            2008             2007             2006
                                        -----            ----            ----             ----             ----
Ratios to average Members'
   Capital:(a)

Net investment loss - prior to
   incentive allocation, net of
   waivers(b)                             (1.23%)          (1.11%)         (1.09%)          (1.21%)          (1.19%)
Incentive Allocation                      (0.08%)(c)        0.00%(d)       (0.37%)(d)       (0.47%)(d)       (0.55%)(d)
                                    -------------    ------------    -------------    -------------    ------------
Net investment loss - net of
   incentive allocation, net of
   waivers(b)                             (1.31%)          (1.11%)         (1.46%)          (1.68%)          (1.74%)
                                    ============     ============    ============     ============     ============


Expenses(b)                                1.24%            1.28%           1.36%            1.42%            1.29%
Incentive allocation                       0.08%(c)         0.00%(d)        0.37%(d)         0.47%(d)         0.55%(d)
                                    -------------    ------------    -------------    -------------    ------------
Total expenses and incentive
   allocation                              1.32%            1.28%           1.73%            1.89%            1.84%
                                    ============     ============    ============     ============     ============

Total return - prior to incentive
  allocation(e)                           17.71%          (18.64%)          2.43%           10.22%            9.94%
Incentive allocation                      (0.08%)(c)        0.00%(d)       (0.22%)(d)       (0.49%)(d)       (0.60%)(d)
                                    -------------    ------------    -------------    -------------    ------------
Total return - net of incentive
  allocation(e)                           17.63%          (18.64%)          2.21%            9.73%            9.34%
                                    ============     ============    ============     ============     ============

Portfolio turnover rate(f)                20.41%           16.36%          14.01%           17.15%           12.86%
                                    ============     ============    ============     ============     ============

Members' Capital, end of year
   ($000)                           $   487,518      $   451,395     $   289,451      $   177,476      $   181,042

*    The Company  reorganized into a  "master/feeder"  structure during this period.  See Note 2c and Note 7 for further explanation of the change in expense structure for fiscal year ended March 31, 2010, as compared to prior years.

(a)  Average  Members'  Capital is determined by using the net assets at the end of each month during the period and net assets at the beginning of the period.

(b)  Ratio does not reflect the Company's proportionate share of the net income (loss) and expenses, including incentive fees or allocations,  of the Portfolio  Funds.  The Portfolio  Funds' expense ratios,  excluding  incentive fees or allocations,  range from 0.51% to 11.22% (unaudited).  The Portfolio Funds' incentive fees or allocations can be up to 20% of profits earned (unaudited).

(c)  Calculated based on the amount reallocated to the Special Members for the period April 1, 2009 through December 31,
     2009.

(d)  Calculated  based on the amount  reallocable to the Special Members for the period  indicated,  had the measurement period for incentive allocation closed on the dates indicated (not annualized).

(e)  Total  return  assumes a purchase  of an  interest in the Company on the first day and a sale of an interest on the last day of the period and is calculated by using  geometrically  linked monthly  returns.  An individual  Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

(f)  The ratio excludes in-kind transactions.


                       The accompanying notes are an integral part of these financial statements.


                                                                                                                      10
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

                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                              Notes to Financial Statements
                                                     March 31, 2010

1. ORGANIZATION

Grosvenor Registered  Multi-Strategy Master Fund, LLC, formerly known as Columbia Management  Multi-Strategy Hedge Fund,
LLC (the "Company"),  is a Delaware limited  liability company  registered under the Investment  Company Act of 1940, as amended (the "1940 Act"), as a closed-end  management  investment  company and is operating as a diversified  investment company. The primary investment objectives of the Company are to provide investors: (i) an attractive, long-term rate of return,  on an absolute basis as well as a  risk-adjusted  basis;  (ii) low  performance  volatility;  and (iii) minimal correlation with the equity and fixed income markets.  The Company employs a  multi-strategy,  multi-manager  investment strategy premised on the risk control benefits of  diversification  and the value of a hedged investment  approach.  The
Company seeks  diversification  by investing in partnerships and other investment  vehicles (the "Portfolio Funds") that
(i)  pursue  non-traditional  investment  strategies  and (ii) are  expected  to  exhibit a low  degree  of  performance correlation,  not only with broad market indices but also with each other. These Portfolio Funds are managed by selected investment managers ("Investment Managers") who specialize in the chosen strategies.  There can be no assurance that the investment objective of the Company will be achieved.

On January 1, 2010, pursuant to member approval, the Company was reorganized into a "master/feeder" investment structure
(the  "Reorganization").  Effective  as of the close of business on that date,  the Company  became a master  fund,  and members of the Company contributed their interests to a new entity, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
(the "TI 1 Fund"),  in exchange for interests in the TI 1 Fund. The TI 1 Fund in turn invested  substantially all of its assets into the Company. The TI 1 Fund had no assets, liabilities,  or operations prior to the Reorganization.  The TI 1
Fund is a Delaware  limited  liability  company  that is  registered  under the 1940 Act as a  closed-end,  diversified, management investment company.

The TI 1 Fund pursues its investment  objective by investing  substantially  all of its assets in the Company.  The TI 1
Fund has the same investment objective and substantially the same investment policies as the Company (except that the TI
1 Fund pursues its investment objective by investing in the Company).

Until March 31, 2010 (see Note 11 "Subsequent  Events"),  Banc of America Investment Advisors,  Inc. (the "Adviser") was
the investment adviser to the Company.  The Adviser is registered as an investment adviser under the Investment Advisers
Act of 1940, as amended (the  "Advisers  Act").  The Adviser is an indirect  wholly-owned  subsidiary of Bank of America
Corporation  ("BAC"). BAC is a bank holding and a financial holding company which has its principal executive offices at
101 North Tryon Street, Charlotte, North Carolina.

The Adviser has retained  Grosvenor  Capital  Management,  L.P.  ("Grosvenor" or the  "Subadviser") as subadviser to the
Company,  which is also  registered as an investment  adviser under the Advisers Act. The Subadviser is responsible  for implementing the Company's investment strategy and managing the Company's investment portfolio on a day-to-day basis, in accordance with the investment objective,  philosophy and strategy described in the Company's registration statement and subject to oversight by the Adviser and the Board of Directors (the "Board") of the Company.


                                                                                                                      11
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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                        Notes to Financial Statements (continued)
                                                     March 31, 2010

1. ORGANIZATION (CONTINUED)

The Board has overall  responsibility  to manage and  supervise the  operations of the Company,  including the exclusive authority to oversee and to  establish  policies  regarding  the  management,  conduct and  operation  of the  Company's business. The Board has engaged the Adviser to manage the day-to-day operations of the Company.

As of March 31, 2010, the TI 1 Fund's ownership of the Company's Members' Capital was 99.9%. The remaining 0.1% was held by BACAP  Alternative  Advisors,  Inc.,  an affiliate  of the Adviser  ("BACAP"  and  together  with the TI 1 Fund,  the
"Members").

Member  subscriptions for interests in the Company  ("Interests") by eligible  investors may be accepted as of the first day of each month. The Board may authorize the Adviser to offer Interests more or less frequently. The Company may, from time to time, offer to repurchase  Interests from its Members  pursuant to written tenders by Members.  These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole  discretion,  subject to the liquidity of the Company's  assets and other factors  considered by the Board. The Adviser expects that generally it will  recommend  to the Board that the Company  offer to  repurchase  Interests  from  Members  four times each year, effective as of the last day of each  calendar  quarter.  Members can only  transfer or assign  Interests  under certain limited circumstances.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States
("GAAP")  requires  management  to make  estimates  and  assumptions  that affect the amounts  reported in the financial statements and accompanying notes.  Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

B. CODIFICATION

In July 2009, the Financial Accounting  Standards Board ("FASB") implemented the FASB Accounting Standards  Codification
(the  "Codification")  as the single  source of GAAP.  While the  Codification  did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance.  The Codification was effective for the Company in 2009 and did not affect the Company's  Statement of Assets,
Liabilities and Members' Capital, Statement of Operations, Statement of Changes in Members' Capital or Statement of Cash
Flows.

                                                                                                                      12
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

                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                        Notes to Financial Statements (continued)
                                                     March 31, 2010

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. COMPANY EXPENSES

The Company bears certain expenses  incurred in its business,  including,  but not limited to, the following:  fees paid directly or indirectly to the investment  managers of the Portfolio  Funds;  all costs and expenses  directly related to portfolio  transactions and positions for the Company's  account;  legal fees;  accounting and auditing fees;  custodial fees; fees paid to the Company's administrator;  costs of insurance;  advisory fees; subadvisory out-of-pocket fees; the fees and travel  expenses  and other  expenses of the Board;  all costs with  respect to  communications  regarding  the
Company's  transactions  between the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Portfolio Funds are not included in the Statement of Operations.

D. INCOME TAXES

As a limited liability company,  no provision for the payment of Federal,  state or local income taxes has been provided by the Company.  Each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

The cost of the Company's investments in Portfolio Funds for Federal income tax purposes is based on amounts reported to the Company by the Portfolio Funds on a Schedule K-1. As of March 31, 2010, the Company has not received  information to determine  the tax cost of the  Portfolio  Funds as of March 31, 2010.  Based on the amounts  reported to the Company on
Schedule K-1 as of December 31, 2009, and after  adjustment for purchases and redemptions  between December 31, 2009 and
March 31, 2010,  the estimated cost of the Portfolio  Funds at March 31, 2010 for federal tax purposes is  $409,873,373.
The  resulting  estimated  net  unrealized  appreciation  for tax purposes on the  Portfolio  Funds at March 31, 2010 is
$30,727,219.

The  authoritative  guidance on accounting for and disclosure of  uncertainty  in tax positions  requires  management to determine  whether a tax position of the Company is "more likely than not" to be sustained upon  examination,  including resolution  of any related  appeals or litigation  processes,  based on the  technical  merits of the position.  For tax positions meeting the more likely than not threshold,  the tax amount recognized in the financial  statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate  settlement with the relevant taxing authority. Management analyzed all open tax years, as defined by the statute of limitations, for all major  jurisdictions and has determined that the adoption of this authoritative  guidance did not have a material effect on the results of  operations  or  financial  position of the  Company.  The  Company has  determined  that there are no unrecognized  tax benefits or liabilities  relating to uncertain  income tax positions  taken on prior years' returns or expected to be taken on the tax return for the year ended December 31, 2009.

In connection with the  Reorganization  discussed in Note 1, the Investment  Adviser expects that Members of the Company immediately prior to the Reorganization will not be subject to any tax as a result of the Reorganization.  For financial reporting purposes, assets received and interests issued by the


                                                                                                                      13
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

                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                        Notes to Financial Statements (continued)
                                                     March 31, 2010

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES (CONTINUED)

TI 1 Fund were recorded at fair value.  The cost basis of the investments  received by the TI 1 Fund was carried forward to align ongoing  reporting of the TI 1 Fund's realized gains and losses with amounts  distributable  to its members for tax purposes.

E. SECURITY TRANSACTIONS

Purchases of investments in the Portfolio  Funds are recorded as of the first day of legal ownership of a Portfolio Fund and  redemptions  of  Portfolio  Funds are recorded as of the last day of legal  ownership.  Redemptions  received  from
Portfolio Funds,  whether in the form of cash or securities,  are applied first as a reduction of the investment's cost, and any excess is treated as realized gain from investments in Portfolio Funds.  Realized gains or losses on investments in Portfolio Funds are recorded at the time of the disposition of the respective investment on an average cost basis.

F. OTHER

Net  investment  income or loss and net realized and  unrealized  gain or loss from  investments of the Company for each fiscal period are allocated  among,  and credited to or debited  against,  the capital accounts of all Members as of the last day of the fiscal period in accordance with each Member's respective  investment  percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement (the "Operating Agreement").

Cash and cash equivalents  consist of amounts  maintained in a PFPC Trust Company  interest-bearing  account and include overnight  deposits in BlackRock  Liquidity  Funds,  Temp Fund, an affiliate of BAC.  Interest income is recorded on the accrual basis.

G. FUTURES

From time to time, the Company may use futures primarily for tactical hedging purposes.  Initial margin deposits of cash and  securities  are made upon entering  into futures  contracts.  The  contracts  are marked to market  monthly and the resulting  changes in value are accounted  for as unrealized  gains and losses.  Variation  margin  payments are paid or received,  depending  upon whether  unrealized  gains or losses are incurred.  When the contract is closed,  the Company records a realized gain or loss equal to the difference  between the proceeds from (or cost of) the closing  transaction and the amount invested in the contract.  Risks of entering into futures  contracts  include the possibility  that there will be an imperfect price correlation between the futures and the underlying securities.  Second, it is possible that a lack of  liquidity  for futures  contracts  could exist in the  secondary  market,  resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves risk that the Company could lose more than the original margin deposit required to initiate a futures transaction.

The risk exists that losses could exceed  amounts  disclosed on the schedule of  investments  or statement of assets and liabilities. For the year ended March 31, 2010, the Company did not enter into any futures contracts.


                                                                                                                      14
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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                        Notes to Financial Statements (continued)
                                                     March 31, 2010

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. OPTIONS CONTRACTS

An option gives the owner the right,  but not the obligation,  to buy or sell a specified item at a fixed price during a specified  period for a  nonrefundable  fee (the  "premium").  The  maximum  loss to the buyer is limited to the premium originally  paid.  The  premiums  paid for the  purchase of these  options  are  included  in the  statement  of assets, liabilities and members' capital as an investment and subsequently marked-to-market to reflect the value of the options, with unrealized appreciation and depreciation included in the statement of operations.

If the Company were to purchase or write options, it would receive a premium and bear the risk of unfavorable changes in the prices of the securities or index  instruments  underlying the options.  Premiums received from writing put and call options which have not expired are presented in the  liabilities  section of the  statement of assets,  liabilities  and members' capital and subsequently  adjusted to the current market value of the options written,  but not less than zero.
If the current market value of an option exceeds the premium received, the excess is recorded as an unrealized loss and, conversely,  if the premium exceeds the current market value, the excess, to the extent of premium received, is recorded as an unrealized  gain.  The risk exists that losses could exceed  amounts  disclosed on the schedule of  investments or statement  of assets and  liabilities.  For the year ended March 31,  2010,  the  Company did not  purchase or write any options contracts.

3. PORTFOLIO VALUATION

The net asset value (the "NAV") of the Company is determined  by, or at the direction of, the Adviser as of the close of business at the end of each fiscal  period (as defined in the Company's  Operating  Agreement),  in accordance  with the valuation  principles  set forth below,  or as may be  determined  from time to time,  pursuant to valuation  procedures established  by the Board.  Pursuant to the  valuation  procedures,  the Board has  delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight by the Board.

The  investments  in the  Portfolio  Funds are  recorded at fair value,  generally  at an amount equal to the NAV of the
Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager.
If no such  information is available or if such  information is deemed to be not reflective of fair value,  an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures.  Generally,  the NAVs of the investments  in the  Portfolio  Funds  are  determined  whereby  the  Company  records  the  investment  and  subsequent subscriptions  at its  acquisition  cost which  represents  its fair value.  The  investment  is adjusted to reflect the
Company's  share of net investment  income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

The Portfolio Funds record their investments at fair value in accordance with GAAP or International  Financial Reporting
Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid  nonmarketable  securities and derivatives  that are valued at estimated fair value.  Accordingly,  valuations  do not  necessarily  represent  the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other


                                                                                                                      15
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

                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                        Notes to Financial Statements (continued)
                                                     March 31, 2010

3. PORTFOLIO VALUATION (CONTINUED)

expenses  or fees that  might be  incurred  upon  disposition.  The mix and  concentration  of more  readily  marketable securities  and less liquid  nonmarketable  securities  varies  across the  Portfolio  Funds  based on various  factors, including the nature of their investment strategy and market forces.

Because of the inherent  uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ  significantly from the values that would have been used had a ready market for the Portfolio Funds existed,  and the differences could be material. Net change in accumulated unrealized  appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (the "side pockets") may be subject to additional  restrictions  of liquidity than the main portfolio of the Portfolio Fund. If the
Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances, where such a Portfolio  Fund closes its  operations,  the Company may receive an  "in-kind"  distribution  of a side  pocket's holdings  in  liquidation  of its entire  interest  in the  Portfolio  Fund.  The value of side  pockets  may  fluctuate significantly.  As of March 31, 2010, the Company's  investments in side pockets  represented 2.66% of the Company's net assets.  Additionally,  the governing  documents of the Portfolio Funds  generally  provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital.  Restrictions applicable to individual Portfolio Funds are described in detail on the Company's Schedule of Investments.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation  techniques used to measure fair value.
The objective of a fair value  measurement  is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly  transaction  between market  participants at the  measurement  date (an exit price).
Accordingly,  the fair value  hierarchy  gives the highest  priority to unadjusted  quoted prices in active  markets for identical  assets or  liabilities  (level 1  measurements)  and the lowest  priority  to  unobservable  inputs  (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

     -    Level 1 -- Unadjusted quoted prices in active markets for identical,  unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

     -    Level 2 -- Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     -    Level 3 -- Prices,  inputs or modeling  techniques which are both  significant to the fair value  measurement and unobservable (supported by little or no market activity).

The Company has adopted the  authoritative  guidance  under GAAP for  estimating  the fair value of  investments  in the
Portfolio  Funds that have  calculated  the NAV per share in accordance  with the  specialized  accounting  guidance for investment companies. Accordingly, the Company estimates the


                                                                                                                      16
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

                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                        Notes to Financial Statements (continued)
                                                     March 31, 2010

3. PORTFOLIO VALUATION (CONTINUED)

fair value of an investment in a Portfolio  Fund using the NAV of the  investment (or its  equivalent)  without  further adjustment unless the Adviser  determines that the NAV is deemed to be not reflective of the fair value. The adoption of this guidance does not have a material effect on the financial statements.

Investments may be classified as Level 2 when market information  (observable NAVs) is available,  yet the investment is not traded in an active market and/or the investment is subject to transfer  restrictions,  or the valuation is adjusted to reflect illiquidity and/or  non-transferability.  Market  information,  including  observable NAVs,  subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is  considered  when  determining  the proper  categorization  of the  investment's  fair value  measurement  within the fair valuation  hierarchy.  Portfolio  Fund  investment  lots that have observable  market inputs  (published NAVs) and that the Company has the ability to  redeem from within three months of the balance  sheet date are  classified  in the fair value hierarchy as Level 2.

The Company's  investments in  the Portfolio Funds  that  have  unobservable  inputs and/or from which the Company does not have the  ability to redeem  within  three months are  classified  in the  fair  value  hierarchy  as Level 3. When observable  prices  are not  available for these  securities,  the Company uses the market approach,  as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments.

The following table sets forth  information  about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at March 31, 2010:

------------------------------------------------------------------------------------------
DESCRIPTION                      LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
------------------------------------------------------------------------------------------
Portfolio Funds
       Distressed           $       --      $   29,501,514  $   94,345,126  $  123,846,640
       Event Driven                 --          28,528,416      46,193,420      74,721,836
       Long and/or Short
       Equity                       --         116,230,109      59,059,525     175,289,634
       Multi-Arbitrage              --          13,930,428      52,812,056      66,742,484
------------------------------------------------------------------------------------------
Total                       $       --      $  188,190,467  $  252,410,127  $  440,600,594
------------------------------------------------------------------------------------------

The level  classifications  in the table above are not  indicative of the risk  associated  with the  investment in each
Portfolio Fund.


                                                                                                                      17
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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                     March 31, 2010

3. PORTFOLIO VALUATION (CONTINUED)

The  following  table  includes a  roll-forward  of the amounts  for the year ended  March 31, 2010 for the  investments classified  within Level 3. The  classification  of an  investment  within Level 3 is based on the  significance  of the unobservable inputs to the overall fair value measurement.

                                                                   NET CHANGE IN
                  BALANCE AS OF                                      UNREALIZED                     BALANCE AS OF
INVESTMENT          MARCH 31,      TRANSFERS OUT    NET REALIZED   APPRECIATION /   NET PURCHASES     MARCH 31,
STRATEGY              2009          OF LEVEL 3*    GAIN / (LOSS)    DEPRECIATION      / (SALES)         2010
-----------------------------------------------------------------------------------------------------------------
Distressed        $  91,006,064   $  (28,887,719)  $      66,680    $ 30,885,450    $   1,274,651   $  94,345,126
Event Driven         37,515,661      (11,344,781)             --       8,722,540       11,300,000      46,193,420
Long and/or
 Short Equity       191,276,407     (117,540,274)    (14,388,840)     24,087,148      (24,374,916)     59,059,525
Multi-Arbitrage      51,846,435      (11,050,474)        (17,015)     12,812,460         (779,350)     52,812,056
-----------------------------------------------------------------------------------------------------------------
Total             $ 371,644,567   $ (168,823,248)  $ (14,339,175)   $ 76,507,598    $ (12,579,615)  $ 252,410,127
-----------------------------------------------------------------------------------------------------------------

*    Transfers represent investments in Portfolio Funds that were previously  categorized as Level 3 investments for the year ended March 31, 2009. In accordance with recently issued authoritative  guidance,  these investments are being re-categorized as Level 2 as of April 1, 2009.

The net  realized and  unrealized  gains  (losses) in the table above are  reflected  in the  accompanying  Statement of
Operations. Net unrealized appreciation for the year ended March 31, 2010 for Level 3 investments held by the Company as of March 31, 2010 was an increase of $74,123,522 as shown in the table below:

                                    Investments in               Net change in
                                   Portfolio Funds         unrealized appreciation
                                --------------------------------------------------
                                Distressed                 $            30,885,452
                                --------------------------------------------------
                                Event Driven                             8,722,540
                                --------------------------------------------------
                                Long and/or Short Equity                17,159,694
                                --------------------------------------------------
                                Multi-Arbitrage                         17,355,836
                                --------------------------------------------------
                                Total                      $            74,123,522
                                --------------------------------------------------

The Company adopted  authoritative  guidance that permits a reporting  entity to measure the fair value of an investment that does not have a readily  determinable fair value, based on the NAV per share for the investment.  In using the NAV, certain  attributes of the  investment  that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to,  restrictions on the investor's  ability to redeem its  investments at the measurement  date and any unfunded  commitments.  The  Company  is  permitted  to invest  in  alternative  investments  that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the  investments.  A listing of the investments  held by the Company and their  attributes as of March 31,
2010, that may qualify for these valuations are shown in the table below.


                                                                                                                      18
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

                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                     March 31, 2010

3. PORTFOLIO VALUATION (CONTINUED)

   INVESTMENT                        REDEMPTION     NOTICE
    CATEGORY         FAIR VALUE      FREQUENCY      PERIOD              REDEMPTION RESTRICTIONS AND TERMS*
-----------------------------------------------------------------------------------------------------------------

                                                              0-4 years.
Distressed (a)      $123,846,640     Monthly -     30 - 180   Side pocket & liquidating vehicle
                                    Bi-annually      Days     arrangements exist for 7%** of the Portfolio Funds.

                                                              0-1 years.
Event Driven (b)     $74,721,836    Quarterly -     60 - 90   Side pocket & liquidating vehicle
                                   Semi-annually     Days     arrangements exist for 5%** of the Portfolio Funds.

                                                              0-2 years.
Long and/or Short                   Quarterly -     30 - 90   Side pocket & liquidating vehicle
Equity (c)          $175,289,634      Annually       Days     arrangements exist for 1%** of the Portfolio Funds.

                                                              0-2 years.
Multi-Arbitrage                     Quarterly -     30 - 90   Side pocket & liquidating vehicle
(d)                  $66,742,484      Annually       Days     arrangements exist for 11%** of the Portfolio Funds.

     *    The  information  summarized  in the table above  represents  the general  terms of the specific  asset class.
          Individual Portfolio Funds may have terms that are more or less restrictive that those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

     **   Reflects fair value of investments in each respective investment category.

The Company's  investments  reflect their estimated fair value,  which for marketable  securities would generally be the last sales price on the primary exchange for such security,  and for the Portfolio Funds,  would generally be the NAV as provided by the Portfolio Fund or its  administrator.  For each of the categories below, the fair value of the Portfolio
Funds has been estimated using the net asset value of the Portfolio Funds.

(A)  DISTRESSED  SECURITIES  This  category  includes the Portfolio  Funds that invest in debt and equity  securities of companies in financial  difficulty,  reorganization  or bankruptcy,  nonperforming  and  subperforming  bank loans,  and emerging  market debt.  As of March 31, 2010,  the  Portfolio  Funds within this  strategy had unfunded  commitments  of
$508,631.

(B) EVENT DRIVEN This category  includes the Portfolio Funds that take  significant  positions in companies with special situations,  including  distressed  stocks,  mergers  and  takeovers.  As of March  31,  2010,  there  were no  unfunded commitments.

(C) LONG AND/OR SHORT EQUITIES This category includes the Portfolio Funds that make long and short investments in equity securities that are deemed by the Investment  Managers to be under or overvalued.  The Investment  Managers typically do not  attempt to  neutralize  the  amount of long and short  positions.  As of March 31,  2010,  there  were no  unfunded commitments.


                                                                                                                      19
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

                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                     March 31, 2010

3. PORTFOLIO VALUATION (CONTINUED)

(D)  MULTI-ARBITRAGE  This category  includes the Portfolio Funds that seek to exploit price differences of identical or similar financial  instruments,  on different markets or in different forms by simultaneously  purchasing and selling an asset in order to profit from the difference. As of March 31, 2010, there were no unfunded commitments.

As of March 31, 2010, the Company had investments in 52 Portfolio Funds. The Company,  as an investor in these Portfolio
Funds is charged  management fees of up to 3% (per annum) of the NAV of its ownership  interests in the Portfolio Funds, as well as incentive  fees or  allocations  of up to 20% of net profits  earned that are  attributable  to the Company's ownership  interests in such Portfolio Funds. The Company also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests.  Total expenses,  including incentive fees or allocations,  for the fiscal year ended March 31, 2010,  ranged from  approximately  0.51% to 12.38% of the  Company's  average  invested  capital in each
Portfolio Fund.  Incentive fees or allocations for the same fiscal year ranged from approximately  0.00% to 8.27% of the
Company's  average  invested capital in each Portfolio Fund. These ratios may vary over time depending on the allocation of the Company's  assets among the Portfolio Funds and the actual  expenses and investment  performance of the Portfolio
Funds.  Although the foregoing ranges of Portfolio Fund expense ratios are based on audited financial data received from the Portfolio Funds, the ranges were not audited by the Company's independent registered public accounting firm.

For the year ended March 31, 2010,  aggregate  purchases and sales of the Portfolio  Funds amounted to  $89,587,642  and
$103,720,874, respectively.

4. CAPITAL COMMITMENTS OF THE COMPANY TO THE PORTFOLIO FUNDS

As of March 31, 2010, the Company had an unfunded  investment  commitment to Blackstone  Real Estate Special  Situations
Fund, LP in the amount of $508,631.

5. ADVISORY FEE

Pursuant to the terms of the  advisory  agreement  between the Company and the  Adviser,  the Company pays the Adviser a monthly fee at an annual rate of 1.00% (the "Advisory Fee") based on the Company's net assets  determined as of the last business day before taking into  consideration the Advisory Fee. For the year ended March 31, 2010, the Advisory Fee was
$4,788,589.  Pursuant to the terms of a subadvisory  agreement between the Adviser and the Subadviser,  the Adviser pays
75% of the Advisory Fee it receives from the Company to the Subadviser. The Subadviser is also reimbursed by the Company for out-of-pocket expenses incurred by the Subadviser related to the Company, up to an annual limit of $25,000.

6. INCENTIVE ALLOCATION

As part of the  Reorganization,  the  incentive  allocation  has been  eliminated  as of January  1, 2010.  Prior to the
Reorganization,  an  incentive  allocation  was  calculated  with  respect to each Member on the last  business day of a calendar year and upon repurchase of all or any portion of such Investor's Interest (an


                                                                                                                      20
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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                     March 31, 2010

6. INCENTIVE ALLOCATION (CONTINUED)

"Incentive  Period").  An Incentive  Period for each  Member's  Interest  started  immediately  following  the preceding
Incentive  Period and ended on the first to occur of: (i) the next occurring last business day of a calendar year;  (ii)
the next repurchase of all or any portion of such Member's  Interest;  (iii) the withdrawal of the Adviser or Subadviser
(collectively  the "Special  Members") in  connection  with such party  ceasing to serve as Adviser or Subadviser to the
Company;  or (iv) the dissolution of the Company.  The aggregate  incentive  allocation (to the Special  Members) for an
Incentive  Period  equaled 10% of the amount,  if any, in excess of (a) profit net of losses  (after taking into account expenses,  including  the  management  fee paid by the Company)  allocated  to each  Member's  capital  account for such
Incentive  Period over (b) the greater of (i) the  Member's  Hurdle Rate Amount for that  Incentive  Period and (ii) the balance in the Member's Loss Carryforward as of the end of the prior Incentive Period.

A Member's "Loss  Carryforward"  for the initial  Incentive Period was zero and for each Incentive Period thereafter was equal to the Member's Loss  Carryforward  as of the end of the  immediately  preceding  Incentive  Period,  increased or decreased,  but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Member for the current Incentive Period.

The "Hurdle  Rate Amount" is the return a Member would  receive if its  Interest as of the  beginning of that  Incentive
Period  (adjusted  appropriately  for any additional  subscriptions)  earned a rate of return equal to the one-year U.S.
Treasury  note,  as  determined  on the first day of each  calendar  quarter and reset on the first day of each calendar quarter.  The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period. The one-year U.S. Treasury note rates for June 30, 2009,  September  30, 2009 and December  31, 2009 were  0.5394%,  0.5482% and 0.3469% per annum, respectively. On June 30, 2009 and December 31, 2009, incentive allocations of $651 and $372,026 were realized.

In the case of a repurchase of only a portion of an Interest  other than on the last business day of the calendar  year, the Member was treated as having two  independent  Interests in the Company,  one of which was being  repurchased in its entirety.  Allocations to the Investor and  subscriptions  made by the Member during the Incentive  Period prior to such repurchase, and the Member's opening capital account balance and Loss Carryforward as of the beginning of such Incentive
Period,  were  allocated  between the two  Interests  in  proportion  to the portion of the Member's  Interest  that was repurchased.

7. RELATED PARTY TRANSACTIONS AND OTHER

Affiliates of the Adviser may have banking,  underwriting,  lending, brokerage, or other business relationships with the
Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

Effective  November 19, 2009,  the Board is made up of five  Directors who are not  "interested  persons," as defined by
Section 2(a)(19) of the 1940 Act, of the Company (the "Disinterested Directors"). The Disinterested Directors receive an annual retainer of $10,000 and per-meeting fees of: $2,000 for in-person  attendance at quarterly meetings of the Board;
$1,000 for telephonic participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $1,000 for each


                                                                                                                      21
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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                     March 31, 2010

7. RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

audit committee  meeting  (whether held in-person or by telephone).  All  Disinterested  Directors may be reimbursed for expenses  of  attendance  at each  regular or special  meeting of the Board or of any  committee  thereof  and for their expenses,  if any, in connection with any other service or activity they perform or engage in as Directors.  The Company incurred  $53,500 of retainer and per meeting  fees for the year ended March 31, 2010,  $7,000 of which is payable as of
March 31, 2010.

PFPC Trust  Company,  an affiliate of The PNC Financial  Services  Group  ("PNC"),  serves as custodian of the Company's assets and  provides  custodial  services  for the  Company.  PNC Global  Investment  Services  (U.S.),  Inc.  serves as administrator  and accounting  agent to the Company and in that capacity  provides certain  accounting,  record keeping, investor related services, and regulatory  administrative  services. The Company pays a monthly fee to the custodian and the administrator based primarily upon month-end Members' Capital.

Effective October 23, 2009,  Merrill Lynch,  Pierce,  Fenner & Smith  Incorporated  replaced Banc of America  Investment
Services,  Inc. as the placement  agent of the Company (the "Placement  Agent").  Investors were charged a placement fee
(sales load) (the "Placement Fee") on Interests placed by the Placement Agent of 1.25% of the investment  amount if such amount was less than $500,000 (subject to the minimum investment). There was no Placement Fee on investments of $500,000 or more.  The  Placement  Fee was paid to the  Placement  Agent.  The  Placement  Fee was waived for certain  investors.
Subsequently,  at the time of the  Reorganization,  the  agreement  between  the  Company  and the  Placement  Agent was terminated.

The Company's costs in connection with the Reorganization were borne by the Adviser.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK OR LIQUIDITY RISKS

In the normal course of business,  the Portfolio Funds in which the Company invests trade various financial  instruments and may enter into various  investment  activities with off-balance  sheet risk. These include,  but are not limited to, short selling,  writing option contracts,  and equity swaps. However, as a result of the investments by the Company as a limited partner or member,  the Company's  liability with respect to its investments in the Portfolio Funds is generally limited to the NAV of its interest in each Portfolio Fund.

Because the Company is a closed-end  investment  company,  Interests are not redeemable at the option of Members and are not  exchangeable  for interests of any other fund.  Although the Board in its discretion may cause the Company to offer from time to time to repurchase Interests at the Members' capital account value,  Interests are considerably less liquid than shares of funds that trade on a stock  exchange or shares of open-end  investment  companies.  With  respect to any offer to repurchase  Interests by the Company,  the aggregate  repurchase  amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Company's investments  in Portfolio  Funds  themselves  have limited  liquidity,  the Company may not be able to fund  significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the


                                                                                                                      22
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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                     March 31, 2010

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK OR LIQUIDITY RISKS (CONTINUED)

Company's members' capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As  described  in the  footnotes of the  Company's  Schedule of  Investments  and in Note 3, some  Portfolio  Funds have suspended or restricted  withdrawals of capital,  which increases the liquidity risk for the Company.  Liquidity risk is the risk that the Company will  encounter  difficulty in meeting  obligations  associated  with  financial  liabilities.
Liquidity  could be impaired by an inability to access secured and/or  unsecured  sources of financing,  an inability to sell assets or to withdraw  assets from Portfolio  Funds, or unforeseen  outflows of cash to meet tender  demands.  This situation may arise due to circumstances  outside of the Company's  control,  such as a general market  disruption or an operational  issue  affecting the Company or third  parties,  including the Portfolio  Funds.  Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company's  capital invested in the Portfolio Funds can be redeemed on a limited basis. As a result,  the Company may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements.

There are a number of other risks to the Company.  Three principal types of risk that can adversely affect the Company's investment  approach are market risk,  strategy risk, and manager risk. The Company also is subject to multiple  manager risks, possible limitations in investment opportunities,  allocation risks, lack of diversification, and other risks for the Company and potentially for each Portfolio Fund.

9. GUARANTEES

In the normal  course of business,  the Company  enters into  contracts  that contain a variety of  representations  and warranties and which provide general indemnities. The Company's maximum exposure under these arrangements is unknown, as this would involve  future claims  against the Company that have not yet occurred.  However,  based on  experience,  the
Company expects the risk of loss due to these warranties and indemnities to be remote.

10. LITIGATION EVENT

The events  described  below have not directly  impacted  the Company or had any known  material  adverse  effect on its financial position or results of operations.

On February 9, 2005, certain affiliates of the Adviser,  including the former investment adviser to the Company, entered into Assurances of Discontinuance  with the New York Attorney General ("NYAG") (the "NYAG Settlements") and consented to the entry of  cease-and-desist  orders by the  Securities  and  Exchange  Commission  (the "SEC") (the "SEC  Orders") in
connection  with matters  relating to mutual fund trading.  Copies of the SEC Orders are available on the SEC website at
http://www.sec.gov.  Copies of the NYAG  Settlements are available as part of the Bank of America  Corporation  Form 8-K filing of February 10, 2005.


                                                                                                                      23
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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                     March 31, 2010

10. LITIGATION EVENT (CONTINUED)

In connection with the events that resulted in the NYAG  Settlements and SEC Orders,  various parties filed suit against certain Columbia Funds (including former Nations Funds),  the Trustees of the Columbia Funds (including  Trustees of the former  Nations  Funds),  FleetBoston  Financial  Corporation  (the  former  parent of the  Adviser)  and certain of its affiliated  entities  and/or Bank of America  Corporation and certain of its affiliated  entities.  More than 300 cases, including  those filed against  entities  unaffiliated  with the Columbia  Funds,  their Boards,  FleetBoston  Financial
Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities, were transferred to a  multi-district  proceeding in the Federal  District Court in Maryland for  consolidated  or  coordinated  pretrial proceedings.  The parties have reached  settlements  with respect to the claims in the actions  concerning  the Columbia
Funds. All such settlements are subject to court approval.

11. SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date these financial  statements were issued,  and has noted
the following:

Subsequent to March 31, 2010, the Company received additional capital subscriptions of $4,750,000.

On March 30, 2010, the Company  announced a tender offer to purchase up to  $50,000,000  of  outstanding  Interests from
Members. The net asset value of Interests will be calculated for this purpose on June 30, 2010. The tender offer expired on April 26, 2010.

As of April 1, 2010, the Adviser transferred all of its investment  advisory services to its affiliate,  Banc of America
Capital Advisors LLC ("BACA") (the "Transfer").  As a result of the Transfer,  BACA has assumed all responsibilities for serving as the  investment  adviser to the Company and as the  management  services  provider to the TI 1 Fund under the terms of the investment advisory agreement between the Adviser and the Company and the management  agreement between the
Adviser and the TI 1 Fund,  respectively.  The personnel of the Adviser who will provide services to the Company and the
TI 1 Fund are the same personnel who previously  provided such services to the Company and the TI 1 Fund.  Additionally, no changes in the management of the Company and the TI 1 Fund are expected as a result of the Transfer.

BACA is registered as an investment adviser under the Advisers Act and is an indirect wholly owned subsidiary of BAC.


                                                                                                                      24
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
                                  Grosvenor Registered Multi-Strategy Master Fund, LLC


                                             COMPANY MANAGEMENT (UNAUDITED)

                                                     MARCH 31, 2010


Information pertaining to the Board and officers of the Company is set forth below:

                                                                                                           NUMBER OF
                                              TERM OF                                                    PORTFOLIOS IN
                            POSITION(S)      OFFICE AND                                                   FUND COMPLEX
                           HELD WITH THE     LENGTH OF     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS    OVERSEEN BY
 NAME , ADDRESS AND AGE       COMPANY       TIME SERVED           AND OTHER DIRECTORSHIPS HELD              MANAGER
----------------------------------------------------------------------------------------------------------------------

                                                DISINTERESTED DIRECTORS

Alan Brott                 Director        Term            Consultant (since October 1991); Associate           9
c/o Grosvenor Registered                   Indefinite;     Professor, Columbia University Graduate
Multi-Strategy Master                      Length- since   School of Business (since 2000); Former
Fund, LLC                                  2004            Partner of Ernst & Young. Mr. Brott serves
225 High Ridge Road                                        as a manager of Excelsior Multi-Strategy
Stamford, CT 06905                                         Hedge Fund of Funds Master Fund, LLC,
(Born 1942)                                                Excelsior Multi-Strategy Hedge Fund of
                                                           Funds (TI), LLC, Excelsior Multi-Strategy
                                                           Hedge Fund of Funds (TE), LLC, Excelsior
                                                           Multi-Strategy Hedge Fund of Funds (TI 2),
                                                           LLC, Excelsior Multi-Strategy Hedge Fund of
                                                           Funds (TE 2), LLC, Grosvenor Registered
                                                           Multi-Strategy Fund (TI 1), LLC, Grosvenor
                                                           Registered Multi-Strategy Fund (TI 2), LLC
                                                           and Grosvenor Registered Multi-Strategy
                                                           Fund (TE), LLC, and a director of Stone
                                                           Harbor Investment Funds.

John C. Hover II           Director        Term            Former Executive Vice President of U.S.             10
c/o Grosvenor Registered                   Indefinite;     Trust Company (retired since 2000). Mr.
Multi-Strategy Master                      Length- since   Hover serves as a manager of Excelsior
Fund, LLC                                  November        Multi-Strategy Hedge Fund of Funds Master
225 High Ridge Road                        2009            Fund, LLC, Excelsior Multi-Strategy Hedge
Stamford, CT 06905                                         Fund of Funds (TI), LLC, Excelsior
(Born 1943)                                                Multi-Strategy Hedge Fund of Funds (TE),
                                                           LLC, Excelsior Multi-Strategy Hedge Fund of
                                                           Funds (TI 2), LLC, Excelsior Multi-Strategy
                                                           Hedge Fund of Funds (TE 2), LLC, Grosvenor
                                                           Registered Multi-Strategy Fund (TI 1), LLC,
                                                           Grosvenor Registered Multi-Strategy Fund
                                                           (TI 2), LLC, Grosvenor Registered
                                                           Multi-Strategy Fund (TE), LLC and Excelsior
                                                           Venture Partners III, LLC, and a director
                                                           of Tweedy, Browne Fund, Inc.

Victor F. Imbimbo, Jr.     Director        Term-           President and CEO of Caring Today, LLC, the         10
c/o Grosvenor Registered                   Indefinite;     publisher of Caring Today Magazine, the
Multi-Strategy Master                      November        leading information resource within the
Fund, LLC                                  2009            family caregivers market; Former Executive
225 High Ridge Road                                        Vice President of TBWA\New York and Former
Stamford, CT 06905                                         President for North America with
(Born 1952)                                                TBWA/WorldHealth, a division of TBWA
                                                           Worldwide, where he directed consumer
                                                           marketing program development for
                                                           healthcare companies primarily within the
                                                           pharmaceutical industry.. Mr. Imbimbo serves
                                                           as a manager of Excelsior Multi-Strategy
                                                           Hedge Fund of Funds Master Fund, LLC,
                                                           Excelsior Multi-Strategy Hedge Fund of
                                                           Funds (TI), LLC, Excelsior Multi-Strategy
                                                           Hedge Fund of Funds (TE), LLC, Excelsior
                                                           Multi-Strategy Hedge Fund of Funds (TI 2),
                                                           LLC, Excelsior Multi-Strategy Hedge Fund of
                                                           Funds (TE 2), LLC, Grosvenor Registered
                                                           Multi-Strategy Fund (TI 1), LLC, Grosvenor
                                                           Registered Multi-Strategy Fund (TI 2), LLC,
                                                           Grosvenor Registered Multi-Strategy Fund
                                                           (TE), LLC and Excelsior Venture Partners
                                                           III, LLC, and a director of Vertical
                                                           Branding, Inc.

Stephen V. Murphy          Director        Term-           President of S.V. Murphy & Co, Inc., an             10
c/o Grosvenor Registered                   Indefinite;     investment banking firm. Mr. Murphy serves
Multi-Strategy Master                      Length-         as a manager of Excelsior Multi-Strategy
Fund, LLC                                  November        Hedge Fund of Funds Master Fund, LLC,
225 High Ridge Road                        2009            Excelsior Multi-Strategy Hedge Fund of
Stamford, CT 06905                                         Funds (TI), LLC, Excelsior Multi-Strategy
(Born 1945)                                                Hedge Fund of Funds (TE), LLC, Excelsior
                                                           Multi-Strategy Hedge Fund of Funds (TI 2),
                                                           LLC, Excelsior Multi-Strategy Hedge Fund of
                                                           Funds (TE 2), LLC, Grosvenor Registered
                                                           Multi-Strategy Fund (TI 1), LLC, Grosvenor
                                                           Registered Multi-Strategy Fund (TI 2), LLC,
                                                           Grosvenor Registered Multi-Strategy Fund
                                                           (TE), LLC and Excelsior Venture Partners
                                                           III, LLC, and a director of The First of
                                                           Long Island Corporation, The First National
                                                           Bank of Long Island and Bowne & Co., Inc.


                                                                                                                      25

                                 Grosvenor Registered Multi-Strategy Master Fund, LLC


                                       COMPANY MANAGEMENT (UNAUDITED) (CONTINUED)

                                                     MARCH 31, 2010


                                                                                                           NUMBER OF
                                              TERM OF                                                    PORTFOLIOS IN
                            POSITION(S)      OFFICE AND                                                   FUND COMPLEX
                           HELD WITH THE     LENGTH OF     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS    OVERSEEN BY
 NAME, ADDRESS AND AGE        COMPANY       TIME SERVED           AND OTHER DIRECTORSHIPS HELD              MANAGER
----------------------------------------------------------------------------------------------------------------------

                                          DISINTERESTED DIRECTORS (CONTINUED)

Thomas G. Yellin           Director        Term            President of The Documentary Group (since            9
c/o Grosvenor Registered                   Indefinite;     June 2006); Former President of PJ
Multi-Strategy Master                      Length- since   Productions (from August 2002 to June
Fund, LLC                                  2004            2006); Former Executive Producer of ABC
225 High Ridge Road                                        News (from August 1989 to December 2002).
Stamford, CT 06905                                         Mr. Yellin serves as a manager of Excelsior
(Born 1954)                                                Multi-Strategy Hedge Fund of Funds Master
                                                           Fund, LLC, Excelsior Multi-Strategy Hedge
                                                           Fund of Funds (TI), LLC, Excelsior
                                                           Multi-Strategy Hedge Fund of Funds (TE),
                                                           LLC, Excelsior Multi-Strategy Hedge Fund of
                                                           Funds (TI 2), LLC, Excelsior Multi-Strategy
                                                           Hedge Fund of Funds (TE 2), LLC, Grosvenor
                                                           Registered Multi-Strategy Fund (TI 1), LLC,
                                                           Grosvenor Registered Multi-Strategy Fund
                                                           (TI 2), LLC and Grosvenor Registered
                                                           Multi-Strategy Fund (TE), LLC.

                                                                                                           NUMBER OF
                                               TERM OF                                                   PORTFOLIOS IN
                            POSITION(S)      OFFICE AND                                                   FUND COMPLEX
                           HELD WITH THE     LENGTH OF                                                    OVERSEEN BY
 NAME, ADDRESS AND AGE        COMPANY       TIME SERVED    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      MANAGER
----------------------------------------------------------------------------------------------------------------------

                                     OFFICERS WHO ARE NOT DISINTERESTED DIRECTORS

Steven L. Suss             President and   Term -          Managing Director, Alternative Investment          N/A
225 High Ridge Road        Treasurer       Indefinite;     Asset Management, Bank of America (7/07 to
Stamford, CT 06905                         Length -        present); Senior Vice President of Bank of
(Born 1960)                                since April     America Capital Advisors LLC (7/07 to
                                           2007            present); Director, Chief Financial Officer
                                                           and Treasurer (10/07 to 3/10) and Senior
                                                           Vice President (6/07 to 3/10) of U.S. Trust
                                                           Hedge Fund Management, Inc.; Director (4/07
                                                           to 5/08), Senior Vice President (7/07 to
                                                           5/08), and President (4/07 to 6/07) of UST
                                                           Advisers, Inc.; Senior Vice President of
                                                           U.S. Trust's Alternative Investment
                                                           Division (4/07 to 6/07); Chief Financial
                                                           Officer and Chief Compliance Officer,
                                                           Heirloom Capital Management, L.P. (5/02 to
                                                           9/06).

Marina Belaya              Secretary       Term -          Assistant General Counsel, Bank of America         N/A
114 W. 47th Street                         Indefinite;     (7/07 to present); Vice President and
New York, NY 10036                         Length -        Senior Attorney of U.S. Trust (2/06 to
(Born 1967)                                since April     6/07); Vice President, Corporate Counsel,
                                           2007            Prudential Financial (4/05 to 01/06);
                                                           Associate, Schulte Roth & Zabel LLP (09/02
                                                           to 03/05).

Robert M. Zakem            Chief           Term --         GWIM Risk and Compliance Senior Executive,         N/A
One Bryant Park            Compliance      Indefinite;     Bank of America Corp. (3/09 to present);
New York, NY 10036         Officer         Length --       Managing Director, Business Risk
(Born 1958)                                since June      Management, Merrill Lynch & Co., Inc. (8/06
                                           2009            to 2/09); Executive Director, Head of Fund
                                                           Services -- US, UBS Financial Services,
                                                           Inc. (12/04 to 07/06).

All officers of the Company are employees and/or officers of the Adviser.


                                                                                                                      26

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Alan Brott is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for the fiscal years ended March 31, 2009 and March 31, 2010 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $74,225 and $75,878, respectively.

AUDIT-RELATED FEES

     (b) The aggregate fees billed for the fiscal years ended March 31, 2009 and March 31, 2010 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,775 and $5,775, respectively. Audit-related fees include certain agreed-upon procedures performed for semi-annual shareholder reports and technical research on accounting and disclosure matters.

TAX FEES

     (c) The aggregate fees billed for the fiscal years ended March 31, 2009 and March 31, 2010 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $120,290 and $110,723, respectively.

ALL OTHER FEES

     (d) The aggregate fees billed for the fiscal years ended March 31, 2009 and March 31, 2010 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item are $0 and $0, respectively.

   (e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

          The registrant's Audit Committee is required to pre-approve the engagement of the registrant's independent accountants to provide audit and permissible non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant ("Adviser Affiliates"), if the engagement relates directly to the operations or financial reporting of the registrant.

               The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services ("Policy"). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant's independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively "Fund Services"); (ii) non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of the registrant (collectively "Fund-related Adviser Services"); and (iii) certain other audit and non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants. Pre-approval of non-audit services to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the "de minimis" requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

               Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent directors. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

               The Policy requires the Fund Treasurer or his or her designee to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committee will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations. That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform. The Fund Treasurer or his or her designee must update the fee amounts to the extent necessary at each of the regularly scheduled meetings of the Audit Committee.

   (e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the fiscal years ended March 31, 2009 and March 31, 2010 was zero.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The amount of non-audit fees that were billed by the registrant's principal accountant for services rendered to : (i) the registrant, and (ii) the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2010, were $110,723 and $387,000, respectively.

          The amount of non-audit fees that were billed by the registrant's principal accountant for services rendered to : (i) the registrant, and (ii) the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2009, were $120,290 and $0, respectively.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The   registrant   has   delegated  to  Grosvenor   Capital   Management,   L.P.
("Grosvenor"), the sub-adviser, the responsibility to vote proxies related to portfolio securities.

Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, requires an SEC-registered investment adviser like Grosvenor Capital Management, L.P. ("GROSVENOR" or the "FIRM") to implement proxy voting policies and procedures reasonably designed to ensure that they vote proxies in the best interests of their clients. Pursuant to that rule, Grosvenor has adopted Proxy Voting Policies and Procedures (the "PROXY POLICIES") that have been designed to ensure that Grosvenor votes proxies in the best interests of the various investment management accounts that Grosvenor manages (each, a "GROSVENOR-MANAGED ACCOUNT").

WHEN GROSVENOR IS REQUESTED TO RESPOND TO PROXY REQUESTS

Each Grosvenor-Managed Account is either: (i) a "fund of funds" that invests in underlying investment funds ("PORTFOLIO FUNDS") but does not invest directly in securities of operating companies, except on a limited basis or (ii) a "feeder" fund that invests in such a "fund of funds."

As a result, the most common scenario in which Grosvenor is requested to respond to proxy requests relating to securities held by one or more Grosvenor-Managed Accounts is where Grosvenor is requested to vote limited partnership interests, limited liability company interests, shares or similar equity interests in Portfolio Funds in which one or more Grosvenor-Managed Accounts invest. In rare cases, Grosvenor is requested to vote on matters relating to investments in operating companies.

For purposes of convenience, each request to vote a security held by a Grosvenor-Managed Account is referred to as a "PROXY REQUEST."

MATERIAL PROPOSALS AND IMMATERIAL PROPOSALS

Grosvenor divides Proxy Requests into two general categories, those relating to "Immaterial Proposals" and those relating to "Material Proposals."

An "IMMATERIAL PROPOSAL" is a proposal that, if adopted, WOULD NOT, in the reasonable judgment of the relevant Grosvenor Compliance Officer, either: (a) be reasonably likely to have a material adverse effect on the relevant Grosvenor-Managed Account(s) (E.G., a proposal to approve a change in the name of a Portfolio Fund, to approve a Portfolio Fund's previous year's audited financial statements, to approve a Portfolio Fund's appointment of independent auditors, to elect new directors of a Portfolio Fund, ETC.); or (b) materially adversely change the terms on which future investments may be made by one or more Grosvenor-Managed Accounts. In other words, a proposal that, if adopted, would change any one or more terms in a manner that is favorable, or not materially adverse, to existing or future investors, is an "Immaterial Proposal."

A "MATERIAL PROPOSAL" is a proposal that is not an Immaterial Proposal (I.E., a Material Proposal is a proposal that, if adopted, WOULD, in the reasonable judgment of such Compliance Officer, either: (a) be reasonably likely to have a material adverse effect on the relevant Grosvenor-Managed Account(s); or (b) materially adversely change the terms on which future investments may be made by one or more Grosvenor-Managed Accounts).

DETERMINING WHAT ACTION SHOULD BE TAKEN WITH RESPECT TO A PROXY REQUEST

It is Grosvenor's policy to ACT on each Immaterial Proposal, unless Grosvenor's Operations Committee determines otherwise.

It is Grosvenor's policy to CONSENT to each Immaterial Proposal, unless:

- the Primary Investment Principal (defined below) or a member of Grosvenor's Operations Committee objects to such Immaterial Proposal; or

- Grosvenor's Operations Committee determines, based on information provided to it by certain persons within the Firm, that consent to such Immaterial Proposal would not be consistent with the investment objective(s), policies and restrictions of the relevant Grosvenor-Managed Account(s). (Grosvenor's Operations Committee, however, after due consideration, may authorize Grosvenor to act favorably on an Immaterial Proposal in this situation, upon such terms and subject to such conditions as the Operations Committee may determine to be appropriate under the circumstances.)

Except as discussed below under "MANAGING CONFLICTS OF INTEREST," it is Grosvenor's general policy to ACT on each Proxy Request relating to a Material Proposal in accordance with the recommendation of the Grosvenor employee who has been designated by Grosvenor's Investment Committee as the primary investment principal with respect to the investment manager or securities in question (the "PRIMARY INVESTMENT PRINCIPAL"); provided, however, that:

          - any member of Grosvenor's Investment Committee may object to the recommendation of a Primary Investment Principal in response to a Proxy Request. In the case of any such objection, the matter shall be referred to Grosvenor's Investment Committee, whose decision shall be final and conclusive; provided, however, that Grosvenor's Chief Executive Officer or Grosvenor's Operations Committee may veto any action proposed to be taken by a Primary Investment Principal or by Grosvenor's Investment Committee in response to a Proxy Request; and

          - Grosvenor's Operations Committee may object to the recommendation of a Primary Investment Principal in response to a Proxy Request if it determines, based on information provided to it by certain persons within the Firm, that consent to such Proxy Request would not be consistent with the investment objective(s), policies and restrictions of the relevant Grosvenor-Managed Account(s). (Grosvenor's Operations Committee, however, after due consideration, may authorize Grosvenor to act favorably on a Proxy Request relating to a Material Proposal in this situation, upon such terms and subject to such conditions as the Operations Committee may determine to be appropriate under the circumstances.)

FACTORS CONSIDERED IN DETERMINING WHAT ACTION SHOULD BE TAKEN IN RESPONSE TO A PROXY REQUEST

Grosvenor expects that Proxy Requests frequently will request Grosvenor to approve measures that reduce the rights, powers and authority, and/or increase the duties and obligations, associated with the security in question ("ADVERSE MEASURES"). For example, it is anticipated that Proxy Requests frequently will request Grosvenor to approve increased fees and/or less favorable liquidity provisions relating to Portfolio Funds in which one or more Grosvenor-Managed Accounts invest.

Nevertheless, it is expected that a Primary Investment Principal ordinarily will recommend favorable action on Proxy Requests that propose Adverse Measures as long as such Primary Investment Principal reasonably believes, based on the totality of the facts and circumstances, that continuing to hold the relevant security has a reasonable probability of conferring benefits on the relevant Grosvenor-Managed Account(s) (E.G., continued access to a high-quality investment manager) that outweigh the adverse affect(s) of such Adverse Measure, considered over the anticipated holding period of such security in the hands of the relevant Grosvenor-Managed Account(s).

MANAGING CONFLICTS OF INTEREST

In furtherance of Grosvenor's goal to take action on all Proxy Requests in a manner that best serves the interests of the affected Grosvenor-Managed Accounts, Grosvenor will not implement any decision to respond to a Proxy Request in a particular manner unless and until a Grosvenor Compliance Officer has implemented certain procedures to: (i) identify whether Grosvenor is subject to a conflict of interest in taking action in response to such Proxy Request;
(ii) assess the materiality of such a conflict; and (iii) address a material conflict in a manner designed to serve the best interests of the affected
Grosvenor-Managed Account(s). A conflict of interest ordinarily will be considered material if it can reasonably be argued that Grosvenor (or certain of its related persons) has an incentive or otherwise may be influenced to respond to the Proxy Request in a manner designed to benefit Grosvenor (or any such related person) rather than the affected Grosvenor-Managed Account(s) (even if there is no ostensible detriment to the affected Grosvenor-Managed Account(s) from responding to such request in that manner). (In addition, a conflict of interest may be considered material if it can reasonably be argued that Grosvenor has an incentive or otherwise may be influenced to respond to a Proxy Request in a manner designed to favor one or more Grosvenor-Managed Accounts over one or more other Grosvenor-Managed Accounts.) All materiality determinations are based on an assessment of the particular facts and circumstances.

If the Grosvenor Compliance Officer determines that Grosvenor (or a related person) is subject to a conflict of interest in taking action in response to a Proxy Request but that such conflict is not material, he or she shall issue an instruction to take action in response to such Proxy Request as provided above under "DETERMINING WHAT ACTION SHOULD BE TAKEN WITH RESPECT TO A PROXY REQUEST."

If the Grosvenor Compliance Officer determines that Grosvenor (or a related person) is subject to a material conflict of interest in taking action in response to a Proxy Request, he or she shall, in consultation with such other Grosvenor personnel as he or she determines to be appropriate under the circumstances, determine how to address such conflict. In determining how to address a material conflict of interest, the Compliance Officer may consider the following potential solutions, as well as any other solutions he or she wishes to consider:

     -    in  the  case  of  a  non-discretionary   Grosvenor-Managed   Account,
          disclosing the conflict of interest to the appropriate parties;

     - in the case of a discretionary Grosvenor-Managed Account, disclosing the conflict of interest to the investor(s)/participant(s) in such Account and obtaining their consent (in accordance with the governing documents of such Account) to act on the Proxy Request in accordance with the decision reached by Grosvenor with respect to such Proxy Request; and

     - in the case of any Grosvenor-Managed Account, engaging an independent third party to recommend a response to the Proxy Request.

In cases where the Compliance Officer determines that Grosvenor (or a related person) is subject to a conflict of interest in responding to a Proxy Request and that such conflict is material, he or she shall not issue an instruction to take action in response to such Proxy Request in accordance with the decision reached by Grosvenor, or communicate the decision reached by Grosvenor to a non-discretionary Grosvenor-Managed Account, without first determining that such action is in the best interests of the affected Grosvenor-Managed Account(s).

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


GROSVENOR CAPITAL MANAGEMENT, L.P. ("GROSVENOR" OR THE "FIRM")

     The Registrant's (the "Master Fund") assets are managed pursuant to a Sub-Advisory Agreement by Grosvenor. Grosvenor maintains an Investment Committee that is responsible for, among other things:

     - establishing internal portfolio management guidelines ("Investment Guidelines") for each investment fund or account that is managed or advised by Grosvenor (each, a "Grosvenor-Managed Account"). In the case of the Master Fund, these investment objectives and constraints are subject to approval by the Master Fund's Board of Directors.

     - identifying, evaluating and approving (or disapproving) the investment strategies in which the Grosvenor-Managed Accounts, including the Master Fund, may invest.

     - identifying, evaluating and approving (or disapproving) third-party investment management firms ("Investment Managers") that employ investment strategies that have been approved by the Investment Committee.

     -    monitoring investment strategies and Investment Managers.

     Grosvenor's Chief Executive Officer is responsible for assigning one or more senior level investment professionals (each, a "Grosvenor Portfolio Manager") to each Grosvenor-Managed Account, including the Master Fund, whose function is to construct a portfolio for such Grosvenor-Managed Account by using investment strategies and Investment Managers that have been approved by the Investment Committee (subject to the Investment Guidelines of such Grosvenor-Managed Account).

     Grosvenor's Investment Committee is currently comprised of David B. Small, David S. Richter, and Brian A. Wolf. All three members of the Investment Committee are Managing Directors of Grosvenor. Michael J. Sacks, Grosvenor's Chief Executive Officer, is not a member of the Investment Committee, but has veto power over all decisions made by the Investment Committee.

     Grosvenor's Chief Executive Officer has assigned Michael J. Sacks, David B. Small, David S. Richter and Brian A. Wolf as the Grosvenor Portfolio Managers for the Master Fund.

MICHAEL J. SACKS, MANAGING DIRECTOR, CHIEF EXECUTIVE OFFICER
Mr. Sacks, born 1962, joined Grosvenor in 1990 and serves as its Chief Executive Officer. From 1988 through 1990, Mr. Sacks was associated with Harris Associates, L.P. Mr. Sacks received a B.A. in Economics from Tulane University in 1984 and two degrees from Northwestern University in 1988: an M.B.A. from the J.L. Kellogg Graduate School of Management and a J.D. from the School of Law. Mr. Sacks is a trustee of Northwestern University. He is a member of the Illinois Bar.

DAVID B. SMALL, MANAGING DIRECTOR, INVESTMENTS
Mr. Small, born 1956, joined Grosvenor in 1994. Mr. Small serves as the Chair of Grosvenor's Investment Committee and shares responsibility for portfolio management as well as for the evaluation, selection and monitoring of various investment strategies and managers. Prior to joining Grosvenor, Mr. Small was a consultant to Grosvenor and the founder and, from 1987 through 1993, Chief Executive Officer and Chief Financial Engineer of David Bruce & Co., a software firm specializing in the development of risk management systems for derivatives trading firms. From 1979 to 1982, Mr. Small was associated with Philadelphia Insurance Research Group. He received a B.S. in Economics from the Wharton School of the

University of Pennsylvania in 1978 and an M.B.A. in Finance/Econometrics from the University of Chicago's Graduate School of Business in 1985.

BRIAN A. WOLF, CFA, MANAGING DIRECTOR, INVESTMENTS
Mr. Wolf, born 1970, joined Grosvenor in 1995. Mr. Wolf is a member of Grosvenor's Investment Committee and shares responsibility for portfolio management as well as for the evaluation, selection and monitoring of various investment strategies and managers. From 1993 to 1995, he was an analyst and trader for M&M Financial, a Chicago-based money management firm. He received a B.S. SUMMA CUM LAUDE in Finance from Bradley University in 1992 and an M.B.A. MAGNA CUM LAUDE from the University of Notre Dame in 1993. Mr. Wolf is a Chartered Financial Analyst and a member of The CFA Society of Chicago. Mr. Wolf is the author of a chapter on hedged equity funds contained in Kenneth S. Phillips and Ronald J. Surz. eds., HEDGE FUNDS: DEFINITIVE STRATEGIES AND TECHNIQUES (New York: John Wiley & Sons, Inc., 2003).

DAVID S. RICHTER, MANAGING DIRECTOR, INVESTMENTS
Mr. Richter, born 1961, has been associated with Grosvenor since 1994 and joined Grosvenor on a full-time basis in 2003. Mr. Richter is a member of Grosvenor's Investment Committee and shares responsibility for portfolio management as well as for the evaluation, selection and monitoring of various investment strategies and managers. From 1994 to 2002, he was the founder and Managing Partner of a Chicago-based U.S. long-short equity hedge fund. Previously, Mr. Richter was a vice-president of JMB Realty Corporation from 1988 to 1994 in the corporate acquisitions group. Prior to 1988, Mr. Richter was a manager at KPMG Peat Marwick. Mr. Richter graduated with a B.S. degree SUMMA CUM LAUDE in Accounting from the University of Illinois in 1983. Mr. Richter is a Certified Public Accountant and received a national Elijah Watt Sells award from the American Institute of Certified Public Accountants for his scores on the Uniform CPA Examination.

     OTHER ACCOUNTS. The table below provides information regarding the other accounts managed by Grosvenor's Investment Principals as of March 31, 2010:

                                                                     NUMBER OF
                                                                  ACCOUNTS MANAGED    ASSETS MANAGED FOR
                                   NUMBER OF                     FOR WHICH ADVISORY   WHICH ADVISORY FEE
                                   ACCOUNTS     TOTAL ASSETS    FEE IS PERFORMANCE-     IS PERFORMANCE-
TYPE OF ACCOUNT                   MANAGED(1)      MANAGED*            BASED(2)             BASED(3)*
---------------                   ----------   --------------  --------------------   ------------------
DAVID B. SMALL
Registered Investment Companies        1       $489.5 million             0                   N/A
Other pooled investment
   vehicles                           33       $ 20.1 billion            22              $4.9 billion
Other accounts                         1       $514.7 million             0                   N/A

BRIAN A. WOLF
Registered Investment Companies        1       $489.5 million             0                   N/A
Other pooled investment
   vehicles                           37       $ 21.8 billion            22              $5.2 billion
Other accounts                         1       $514.7 million             0                   N/A

DAVID S. RICHTER
Registered Investment Companies        1       $489.5 million             0                   N/A
Other pooled investment
   vehicles                           41       $ 22.3 billion            25              $5.6 billion
Other accounts                         1       $514.7 million             0                   N/A

MICHAEL J. SACKS
Registered Investment Companies        1       $489.5 million             0                   N/A
Other pooled investment
   vehicles                           41       $ 21.9 billion            24              $5.1 billion

Other accounts                         1       $514.7 million             0                   N/A

(1) For purposes of this column, "master-feeder" structures, which may include multiple "feeder" funds, are counted as one account.

(2) For purposes of this column, "feeders" into a "master fund" are counted as individual accounts where they have performance-based fees.

(3) Total AUM for each account is included. Note, however, that in some accounts, some investors may not be subject to performance-based fees.

---------------------------------------------------------------------------
NOTE: FOR PURPOSES OF THIS BREAKDOWN, LEVERAGE AND INVESTMENTS IN GROSVENOR SUB-FUNDS ARE NOT INCLUDED.

* ASSETS UNDER MANAGEMENT AS OF THE END OF A PARTICULAR PERIOD INCLUDE ALL SUBSCRIPTIONS TO, AND ARE REDUCED BY ALL WITHDRAWALS FROM, GROSVENOR FUNDS EFFECTED IN CONJUNCTION WITH THE CLOSE OF BUSINESS THE LAST DAY OF SUCH PERIOD. DATA FOR 2009 AND 2010 ARE ESTIMATED AND UNAUDITED.

     COMPENSATION STRUCTURE. Mr. Sacks and the members of the Investment Committee each receive a fixed base salary as well as an annual bonus based upon the success of the Firm. In addition, each holds an equity participation, which entitles him to distributions. Compensation is not based upon the performance or net asset value of the Master Fund or any other accounts managed by the Investment Committee.

     OWNERSHIP BY PORTFOLIO MANAGERS. As of the date of this Form, none of the individuals at Grosvenor responsible for the day-to-day investment management of the Master Fund owns any interests in the Master Fund.

     CONFLICTS OF INTEREST. Grosvenor is subject to significant conflicts of interest in managing the business and affairs of the Master Fund and in making investment decisions for the Master Fund. Such conflicts could affect Grosvenor's objectivity and the performance of the Master Fund. Certain of these conflicts are described below.

GENERAL

     Grosvenor and its related persons (which, for purposes of this section, include persons who are either currently or formerly related to Grosvenor) will not devote their full business time to the business and affairs of the Master Fund. Grosvenor and its related persons are free to engage in any other business or act as investment adviser to or investment manager of any other person or entity, whether or not having investment objectives similar to those of the Master Fund, on terms (including terms relating to fees and liquidity) that are the same as or different from those available to the investors in the Master Fund. Nothing in the governing documents of the Master Fund limits or restricts the right of Grosvenor and its related persons to engage in and devote time and attention to other businesses or to render services of whatever kind or nature.

     Grosvenor and its related persons are currently involved in, and may in the future become involved in, other business ventures, including: (i) investing in, entering into fee-, revenue- and/or profit-sharing agreements ("Fee Sharing
Agreements") with, operating and/or managing other investment management or investment advisory firms ("Related Investment Management Firms"); and (ii) managing and/or administering other investment funds and accounts. The Master Fund will not share in the risks or rewards of such other ventures. Further, such other ventures will both compete with the Master Fund for the time and attention of Grosvenor and its related persons and potentially create additional conflicts of interest or raise other special considerations, as described more fully below. In addition, Grosvenor and its related persons, in investing and trading for accounts (including their proprietary accounts) other than the Master Fund, may make use of information obtained by them in the course of investing for the Master Fund. Grosvenor and its related persons will have no obligation to compensate the Master Fund in any respect for their receipt of such information or to account to the Master Fund for any profits earned from their use of such information.

     Grosvenor personnel may discuss investment ideas with portfolio managers at firms other than Grosvenor. Such discussions may be mutually beneficial, but may under certain circumstances benefit third-parties with information developed in connection with operating the Master Fund (and for which the Master Fund has paid to develop). It is also possible that such discussions could ultimately prove to be detrimental to the Master Fund, although Grosvenor considers that possibility to be unlikely.

DIFFERENCES IN GROSVENOR-MANAGED ACCOUNTS

     Grosvenor and its related persons currently manage or advise numerous Grosvenor-Managed Accounts in addition to the Master Fund, and expect to manage or advise additional Grosvenor-Managed Accounts in the future. Certain of the Grosvenor-Managed Accounts have or will have investment objectives that are identical or substantially similar to those of the Master Fund. It is not anticipated, however, that the Master Fund and other Grosvenor-Managed Accounts having identical or substantially similar investment objectives will have identical or substantially similar investment portfolios. Differing investment portfolios can be expected to result from several factors, including, without limitation, the following:

     -    different   investment  decisions  made  by  the  different  Grosvenor
          Portfolio   Managers  assigned  to  the  different   Grosvenor-Managed
          Accounts;

     -    regulatory   and/or   tax   restrictions   that   apply   to   certain
          Grosvenor-Managed Accounts but not to others;

     - investment constraints imposed by Investment Managers on certain Grosvenor-Managed Accounts but not on others;

     - the availability of particular Investment Funds for investment by Grosvenor-Managed Accounts at certain times but not at others;

     -    different  risk/return  characteristics   (notwithstanding  that  such
          Grosvenor-Managed   Accounts   generally   have   similar   investment
          objectives);

     - client-imposed portfolio management restrictions and/or other client instructions; and

     -    the   amount  of  cash   available   for   investment   by   different
          Grosvenor-Managed Accounts at certain times.

     As a result of factors such as these, the Master Fund may have a different investment portfolio (and, as a result, different performance results) from other Grosvenor-Managed Accounts even though the Master Fund and such other Grosvenor-Managed Accounts may have identical or substantially similar investment objectives.

     The Master Fund and other Grosvenor-Managed Accounts may be managed by different Grosvenor Portfolio Managers even though the Master Fund and such other Grosvenor-Managed Accounts may have identical or substantially similar investment objectives. Grosvenor Portfolio Managers are authorized to invest the assets of the Grosvenor-Managed Accounts for which they have investment responsibility in a wide range of Investment Funds. As a result, it is expected that the Master Fund and other Grosvenor-Managed Accounts will have different investment portfolios resulting from different investment decisions made by their respective Grosvenor Portfolio Managers, even if they have identical or substantially similar investment objectives. Further, the factors described above are likely to result in different portfolios for Grosvenor-Managed Accounts that are managed by the same Grosvenor Portfolio Managers, even though such Grosvenor-Managed Accounts have identical or substantially similar investment objectives.

     Regulatory and/or tax restrictions may prohibit the Master Fund from participating in investment opportunities that are available to one or more other Grosvenor-Managed Accounts. For example, certain Grosvenor Parties or their advisory clients (including other Grosvenor-Managed Accounts) have Fee

Sharing Agreements with certain "early-stage" or "start-up" investment management firms ("Emerging Managers") pursuant to which they share in the fees, revenues and/or profits of such Emerging Managers in exchange for "seeding" the Emerging Managers' operations. Also, as discussed above, Grosvenor Parties or their advisory clients (including other Grosvenor-Managed Accounts) have invested or may invest in, have entered into or may enter into Fee Sharing Agreements with, may operate and/or may manage Related Investment Management
Firms. In certain cases, arrangements with Emerging Managers or Related Investment Management Firms enable Grosvenor Parties and their advisory clients to invest in Investment Funds sponsored by such Emerging Managers or Related Investment Management Firms on terms that are more favorable than those otherwise available to clients of such Emerging Managers or Related Investment Management Firms. Grosvenor does not intend to cause the Master Fund to enter into Fee Sharing Agreements with Emerging Managers or Related Investment Management Firms. Grosvenor does not intend to allocate the Master Fund's assets to any Emerging Manager or Related Investment Management Firm in which any of the Grosvenor Parties has an investment or with whom any of Grosvenor Parties has a Fee Sharing Agreement.

     Similarly, the Investment Managers of the Investment Funds in which the Master Fund wishes to invest may impose investment restrictions on the Master Fund but not on other Grosvenor-Managed Accounts. Such restrictions could render the Master Fund ineligible to invest, in whole or in part, in an Investment Fund in which one or more other Grosvenor-Managed Accounts are free to invest, to the possible detriment of the Master Fund.

MULTIPLE GROSVENOR-MANAGED ACCOUNTS INVESTING IN THE SAME INVESTMENT FUND

     A number of different Grosvenor-Managed Accounts (and persons associated with Grosvenor) may invest or be invested in the same Investment Fund at the same time (although such parties may have made their respective investments in such Investment Fund at different times and, accordingly, may experience different investment results in connection with such investments). The ability of these different Grosvenor-Managed Accounts (and persons associated with Grosvenor) to withdraw/redeem from such Investment Fund may differ materially due to the timing of their respective investments in such Investment Fund, the different classes of interests in such Investment Fund in which they invest, special arrangements negotiated with the Investment Manager of such Investment Fund and/or other factors. The reasons why the various different Grosvenor-Managed Accounts (or persons associated with Grosvenor) may wish or be compelled to withdraw/redeem from a particular Investment Fund also may differ materially, and could be the result of a withdrawal/redemption request from a participant in a Grosvenor-Managed Account that received information relating to such Investment Fund in a report that is not provided to all participants in the Grosvenor-Managed Accounts (see "Different Reporting Packages" below). Similarly, the ability of the Grosvenor-Managed Accounts (or persons associated with Grosvenor) to invest in a particular Investment Fund also may differ materially.

     Withdrawals/redemptions or subscriptions by one or more Grosvenor-Managed Accounts (and/or by persons associated with Grosvenor) from or to a particular Investment Fund could in certain cases adversely affect other Grosvenor-Managed Accounts that are invested in such Investment Fund. Significant withdrawals/redemptions or subscriptions could, for example, cause portfolio damage, portfolio dilution, depletion of liquidity, costly portfolio rebalancings, imposition of withdrawal "gates" and under-allocation to certain positions. In cases such as these, Grosvenor would have a conflict of interest in making withdrawals/redemptions or subscriptions for the Grosvenor-Managed Accounts. This conflict of interest could be exacerbated in situations where one or more Grosvenor-Managed Accounts may withdraw/redeem from a particular Investment Fund as of a date as of which one or more other Grosvenor-Managed Accounts are not able to do so. For example, certain Grosvenor-Managed Accounts may have invested in a particular Investment Fund pursuant to a "lock-up" that has expired, whereas one or more other Grosvenor-Managed Accounts may still be subject to "lock-ups" in connection with their investments in such Investment Fund because they either (i) purchased their interests in such Investment Fund subsequent to the time that such other Grosvenor-Managed Accounts purchased their interests in such Fund or (ii) opted for liquidity classes in such Investment Fund that are different from the liquidity classes owned by such Grosvenor-Managed Accounts. In addition, certain withdrawal/redemption "gates" are, for example, calculated based on withdrawals/redemptions during an entire quarter or other period, so that one or more Grosvenor-Managed Accounts' withdrawals/redemptions (and/or those of persons associated with Grosvenor) during a quarter could cause the gate to prevent one or more other Grosvenor-Managed Accounts withdrawing/redeeming at quarter-end, whereas the earlier withdrawals/redemptions are unaffected. Alternatively, certain Grosvenor-Managed Accounts may not be in a position to invest in an Investment Fund - due to lack of available cash, position concentration limits or other reasons - at the same time that other Grosvenor-Managed Accounts (and/or persons associated with Grosvenor) are able to do so, perhaps at a net asset value that Grosvenor believes is attractive from an investment standpoint. Grosvenor's management of one or more Grosvenor-Managed Accounts' investments in a particular Investment Fund could be adversely affected by Grosvenor's decision-making with respect to one or more other Grosvenor-Managed Accounts that are also invested in such Investment Fund.

"AGGREGATION" OF GROSVENOR-MANAGED ACCOUNTS

     In certain cases, Investment Funds may permit Grosvenor to "aggregate" some or all of the Grosvenor-Managed Accounts invested in such Investment Fund-- I.E., all investments made by such Grosvenor-Managed Accounts will be treated as if they had been made by the same investor. Under arrangements such as these, certain Grosvenor-Managed Accounts could make complete withdrawals/redemptions under an individual investor "gate" provided that other Grosvenor-Managed Accounts did not withdraw/redeem, as the former Grosvenor-Managed Accounts could make use of the withdrawal/redemption capacity allocable to the entire "aggregation group." Grosvenor thus has a conflict of interest in allocating "gate" capacity and other investment attributes among the Grosvenor-Managed Accounts included in the same "aggregation group." For example, if a Grosvenor-Managed Account that is part of an "aggregation group" were to receive significant withdrawal/redemption requests, require liquidity for other reasons or rebalance its portfolio, it could withdraw/redeem from an aggregate investment and reduce withdrawal/redemption capacity for other members of the "aggregate group."

     In the case of certain Investment Funds, Grosvenor is able to negotiate favorable business terms with their Investment Managers, but often on the condition that the Grosvenor-Managed Accounts, collectively, maintain an aggregate minimum level of invested capital (I.E., capital invested by all Grosvenor-Managed Accounts) in a given Investment Fund or group of Investment Funds managed by the same Investment Manager. The need to maintain an aggregate minimum investment by all Grosvenor-Managed Accounts in a particular Investment Fund or group of Investment Funds managed by the same Investment Manager in order to retain favorable business terms for all Grosvenor-Managed Accounts that invest in such Investment Fund(s) creates a conflict of interest in that it creates an incentive for Grosvenor to cause a Grosvenor-Managed Account to invest in or not to withdraw/redeem from a given Investment Fund (or instead of withdrawing/redeeming, to transfer an interest in such Investment Fund to another Grosvenor-Managed Account, which might not otherwise have invested in such Investment Fund) in order to maintain the minimum threshold investment. Grosvenor proprietary capital - whether invested directly in an Investment Fund or through a Grosvenor-Managed Account - may be among the capital which benefits from the minimum investment threshold being maintained, creating an additional conflict of interest.

TRANSFERS OF INTERESTS IN INVESTMENT FUNDS

     The Grosvenor Portfolio Managers for one or more Grosvenor-Managed Accounts (each, a "Divesting Account") may determine that it is appropriate for such Divesting Accounts to dispose of (or decrease) their investments in a particular Investment Fund as of a particular date, while the Grosvenor Portfolio Managers for one or more other Grosvenor-Managed Accounts (each, an "Investing Account") may determine that it is appropriate for such Investing Accounts to invest (or increase their investments) in such Investment Fund as of the same date. In certain cases, Grosvenor will implement decisions such as these by causing a Divesting Account to withdraw/redeem its interest from an Investment Fund at the net asset value thereof (as calculated and reported by the Investment Manager of such Investment Fund), and simultaneously causing an Investing Account to invest in an interest in such Investment Fund at the net asset value thereof. In other cases, Grosvenor will implement such decisions by causing a Divesting Account to assign its interest in an Investment Fund to an Investing Account in exchange for a cash payment from the Investing Account equal to the reported net asset value of the interest being assigned to the Investing Account (as calculated and reported by the Investment Manager of such Investment Fund).

For purposes of convenience:

     - Grosvenor refers to transactions of the types described above as "transfers" (even though the first types of transactions described above do not involve any transfer between the affected Grosvenor-Managed Accounts, but only a divestment from an Investment Fund by one or more Grosvenor-Managed Accounts and a substantially simultaneous investment in such Investment Fund by one or more other Grosvenor-Managed Accounts);

     - Grosvenor refers to a transaction in which a Divesting Account withdraws/redeems its interest from an Investment Fund (in whole or in part) at the net asset value thereof, while an Investing Account substantially simultaneously invests (or increases its investment) in such Investment Fund, as a "cash transfer;" and

     - Grosvenor refers to a transaction in which a Divesting Account assigns its interest in an Investment Fund (in whole or in part) at the net asset value thereof to an Investing Account, as a "book entry transfer."

In no instance does any party, including Grosvenor or the Investment Manager of any affected Investment Fund, receive any additional compensation specifically as a result of any cash transfer or book entry transfer. However, the practice of engaging in cash transfers or book entry transfers could create certain risks for investors/participants in affected Grosvenor-Managed Accounts.

     For example, in certain cases, Grosvenor is able to negotiate arrangements with Investment Managers - either at the inception of Grosvenor's relationship with an Investment Manager or on a case-by-case basis after Grosvenor has established such a relationship - that permit a Grosvenor-Managed Account that is the "cash transferee" or "book entry transferee" of an interest in such Investment Manager's Investment Fund to "stand in the shoes" of the transferor Grosvenor-Managed Account for purposes of determining such business terms as the duration of any "lock-up period," the continuation of any performance/incentive fee or other performance/incentive compensation "loss carryforwards," the applicability of withdrawal charges, ETC. Grosvenor generally intends to take advantage, to the fullest extent permitted by law, of the ability of transferee Grosvenor-Managed Accounts to receive "carryover" business terms. In certain cases, however, regulatory considerations may prohibit Grosvenor from effecting transactions in which business terms are carried over from the transferor Grosvenor-Managed Account to the transferee Grosvenor-Managed Account. For example, ERISA (defined below) does not permit any such "carryover" business terms to apply in the case of transfers of interests in Investment Funds by Grosvenor-Managed Accounts that are subject to ERISA to any other Grosvenor-Managed

Accounts, regardless of whether the transferee Grosvenor-Managed Accounts are subject to ERISA. ERISA, however, does not appear to prohibit "carryover" business terms applying in the case of transfers from Grosvenor-Managed Accounts that are not subject to ERISA to Grosvenor-Managed Accounts that are subject to ERISA.

     Further, in cases where there is "limited capacity" in a particular Investment Fund that Grosvenor determines to be an attractive investment
opportunity   and  if   Grosvenor   has  any   reason  to  favor  a   particular
Grosvenor-Managed Account over another Grosvenor-Managed Account, there is an incentive for Grosvenor to cause the "unfavored" Grosvenor-Managed Account to transfer its interest in such Investment Fund to the "favored" Grosvenor-Managed Account.

     Similarly (and regardless of whether there is "limited capacity" in a particular Investment Fund), if the fee structure of a particular Grosvenor-Managed Account is more favorable to Grosvenor than the fee structure of another Grosvenor-Managed Account, the ability to cause such Grosvenor-Managed Accounts to participate in "carryover" transfers of interests in such Investment Fund creates an incentive for Grosvenor to cause the account having an "unfavorable" fee structure to transfer a "winning" position to the account having a "favorable" fee structure, or to cause the account having a "favorable" fee structure to transfer a "losing" position to the account having an unfavorable fee structure.

INVESTMENTS BY GROSVENOR, ITS RELATED PERSONS AND GROSVENOR-MANAGED ACCOUNTS

     Grosvenor and its related persons may invest in Grosvenor-Managed Accounts. In addition, Grosvenor, its related persons and one or more Grosvenor-Managed Accounts may place assets under the management of, or otherwise procure investment advisory or investment management services from, any Investment Manager directly or indirectly used by one or more other Grosvenor-Managed Accounts, including the Master Fund. Without limiting the generality of the foregoing, Grosvenor, its related persons and one or more Grosvenor-Managed Accounts may invest in, or withdraw/redeem investments from, an Investment Fund in which the Master Fund and/or one or more other Grosvenor-Managed Accounts are invested, from which they are withdrawing/redeeming their investments or in which they are not invested.

     In certain instances, Grosvenor may be required to allocate limited investment opportunities in Investment Funds among Grosvenor, its related persons, the Master Fund and other Grosvenor-Managed Accounts. Grosvenor has developed policies and procedures for allocating limited investment opportunities in a manner that it believes to be equitable to Grosvenor, its related persons and the Grosvenor-Managed Accounts (including the Master Fund). Under these policies and procedures, to the extent that Grosvenor, its related persons and one or more Grosvenor-Managed Accounts (each of the foregoing, a "Participating Account") wish to invest in a particular Investment Fund (and have funds available to make such investment) but such Investment Fund has "limited capacity" and is willing to accept only a portion of the aggregate investment that Grosvenor, its related persons and such Grosvenor-Managed
Account(s) wish to make, the aggregate capacity made available by such Investment Fund to the Participating Accounts generally is allocated to each Participating Account in the proportion that the amount such Participating Account wishes to invest bears to the aggregate amount that all Participating
Accounts wish to invest, subject to certain exceptions set forth in such policies and procedures. (Similarly, if interests in an Investment Fund are available in the "secondary market" but such interests are not available in an amount sufficient to satisfy the aggregate amount that Participating Accounts wish to invest in such interests, such interests generally are allocated to each Participating Account that has funds available to make such investment in the proportion that the amount such Participating Account wishes to invest bears to the aggregate amount that all Participating Accounts wish to invest, subject to certain exceptions set forth in such policies and procedures.) Grosvenor and its related persons also may participate in limited investment opportunities through their investments in Grosvenor-Managed

Accounts that participate in such opportunities. In certain cases, Grosvenor may determine that it and/or its related persons shall not directly participate in an Investment Fund that has "limited capacity" unless and until all Grosvenor-Managed Accounts that wish to invest in such Investment Fund (including, for this purpose, Grosvenor-Managed Accounts in which Grosvenor and/or its related persons participate) have invested the full amount of capital they wish to invest in such Investment Fund.

     Grosvenor, its related persons and one or more Grosvenor-Managed Accounts that place assets under the management of, or otherwise procure investment advisory or investment management services from, any Investment Manager directly or indirectly used by the Master Fund and/or one or more other Grosvenor-Managed Accounts may do so on terms (including terms relating to fees and liquidity) that are more advantageous than those applicable to the investments that may be made by the Master Fund and/or such other Grosvenor-Managed Account(s) with such Investment Manager. To the extent that Grosvenor or its related persons invest with a given Investment Manager on terms that are more advantageous than those on which the Master Fund and/or one or more other Grosvenor-Managed Accounts may invest with such Investment Manager, Grosvenor and its related persons may have an incentive to maintain or increase the investment by the Master Fund and such other Grosvenor-Managed Accounts with such Investment Manager in order to obtain and/or maintain such advantageous terms for the benefit of Grosvenor and its related persons.

     Grosvenor and its related persons may from time to time invest, for their respective proprietary accounts, in early-stage Investment Funds (including Non-Advised Funds (as defined below)), at times when investments in such Investment Funds would not be appropriate for the Master Fund or other
Grosvenor-Managed Accounts. If Grosvenor should subsequently determine, in accordance with its then-current criteria applicable to the selection of Investment Funds for the Grosvenor-Managed Accounts, that such an Investment Fund is an appropriate investment for the Grosvenor-Managed Accounts, Grosvenor and its related persons will not be required to restructure the terms on which they invest in such Investment Fund in order to make investments in such Investment Fund available to the Master Fund if, for regulatory or other reasons, the Master Fund would be (or, in Grosvenor's reasonable determination, may be) precluded from investing in such Investment Fund in the absence of such restructuring.

     Grosvenor and its related persons may from time to time invest, for their respective proprietary accounts, in certain investment funds that are administered, but not advised, by Grosvenor (the "Non-Advised Funds") and from which they receive administrative or similar fees. In many cases, such investments may be made at times when investments in the Non-Advised Funds are not appropriate for Grosvenor-Managed Accounts. If Grosvenor should subsequently determine, in accordance with its then-current criteria applicable to the selection of Investment Funds for the Grosvenor-Managed Accounts, that such a Non-Advised Fund is an appropriate investment for the Grosvenor-Managed
Accounts, Grosvenor may cause the Master Fund and/or one or more other Grosvenor-Managed Accounts to invest in such Non-Advised Fund even though Grosvenor continues to receive administrative or similar fees from such Non-Advised Fund. Moreover, Grosvenor will not be required to reduce, eliminate or restructure the administrative or similar fees it receives from such Non-Advised Fund in order to make investments in such Non-Advised Fund available to the Master Fund if, for regulatory or other reasons, the Master Fund would be (or, in Grosvenor's reasonable determination, may be) precluded from investing in such Non-Advised Fund in the absence of such fee reduction, elimination or restructuring.

POSSIBLE INCENTIVE TO FAVOR ONE OR MORE GROSVENOR-MANAGED ACCOUNTS OVER THE MASTER FUND

     A Grosvenor Portfolio Manager might have an incentive to favor one or more Grosvenor-Managed Accounts over the Master Fund (for example, with regard to the selection of Investment Funds for those Grosvenor-Managed Accounts or the allocation of investment opportunities in Investment Funds that have limited investment capacity), because the "favored" Grosvenor-Managed Accounts might pay

Grosvenor more for its services than the Master Fund. Similarly, a Grosvenor Portfolio Manager may have an incentive to favor one or more Grosvenor-Managed Accounts over the Master Fund if such Grosvenor Portfolio Manager has a personal investment in such "favored" Grosvenor-Managed Accounts. No assurance can be given that (i) the Master Fund will participate in all investment opportunities in which other client or proprietary accounts of Grosvenor and its related persons participate, (ii) particular investment opportunities allocated to client or proprietary accounts of Grosvenor and its related persons other than the Master Fund will not outperform investment opportunities allocated to the Master Fund, or (iii) the Master Fund, on the one hand, and other similarly-situated client and proprietary accounts of Grosvenor and its related persons, on the other hand, will receive equal or similar treatment.

DIFFERENT REPORTING PACKAGES

     Different participants in the Grosvenor-Managed Accounts, as well as certain other persons (including persons who currently have, or who previously have had, a direct or indirect interest in Grosvenor or who otherwise currently are, or who previously have been, associated with Grosvenor), receive oral and/or written reports from Grosvenor that differ in form, substance, level of detail, timing and/or frequency, based on factors such as: (i) the size of their investments in the Grosvenor-Managed Accounts; (ii) requests for specific types of information made by such participants or persons acting on their behalf;
(iii) negotiations between Grosvenor and such participants or other persons acting on their behalf; and/or (iv) Grosvenor's internal assessment of the likely reporting needs of such participants or of persons acting on their behalf.

     In  particular,   certain  reports  may  include  information  relating  to
Investment Funds in which the Grosvenor-Managed Accounts, including the Master Fund, invest (or in which they are contemplating an investment).

     While Grosvenor provides information to investors/recipients in the Grosvenor-Managed Accounts to enable them to monitor their investments in such Grosvenor-Managed Accounts, it cannot effectively prevent any such investor/recipient who has received information that has not been provided to other recipients to use such information to determine whether to:

     - withdraw/redeem from a Grosvenor-Managed Account or increase its investment in a Grosvenor-Managed Account;

     - invest directly in Investment Funds in which the Grosvenor-Managed Accounts, including the Master Fund, are invested (or in which they are contemplating investments), potentially in competition with the Grosvenor-Managed Accounts, including the Master Fund; or

     - withdraw/redeem from Investment Funds in which the Grosvenor-Managed Accounts, including the Master Fund, are invested (or from which they are contemplating withdrawing/redeeming their investments), potentially to the detriment of the Grosvenor-Managed Accounts, including the Master Fund.

RECEIPT OF SENSITIVE INFORMATION

     Grosvenor may from time to time receive, from Investment Managers of the Investment Funds in which the Grosvenor-Managed Accounts invest, information that is not generally known to other investors in such Investment Funds. In these cases, legal or regulatory constraints could prevent Grosvenor from acting in the manner in which it otherwise would act on behalf of one or more Grosvenor-Managed Accounts, including the Master Fund.

PROXY VOTING

     Grosvenor has developed certain policies and procedures to manage the conflicts of interest that may arise in connection with voting proxies on behalf of the Master Fund and the other Grosvenor-Managed Accounts. In accordance with these policies and procedures, Grosvenor endeavors to vote proxies in a manner that best serves the interests of the Master Fund and the other Grosvenor-Managed Accounts.

TRADE AND CLERICAL ERRORS

     Subject to the considerations set forth below, Grosvenor is under no obligation to reimburse the Master Fund for any errors or mistakes made by
Grosvenor, its employees or agents with respect to Grosvenor's placing or executing trades for the Master Fund or for any other administrative or clerical errors or mistakes made by the foregoing (collectively, "Trade or Clerical Errors"), as Grosvenor considers such errors and mistakes to be a cost of doing business. However, pursuant to the standard of care provisions of the governing documents of the Master Fund, Grosvenor will be obligated to reimburse the Master Fund for losses sustained by the Master Fund as a result of any Trade or Clerical Error that is caused by Grosvenor's failure to adhere to the standard of care set forth in such provisions. Grosvenor, subject to its fiduciary obligations, will determine: (i) whether or not any Trade or Clerical Error is required to be reimbursed in accordance with such standard of care provisions; and (ii) if so, the extent of the loss that has been incurred by the Master Fund. Grosvenor has an inherent conflict of interest with respect to determining whether or not a Trade or Clerical Error is required to be reimbursed in accordance with the applicable standard of care provisions and with respect to determining the extent of the loss that has been incurred by the Master Fund. If a Trade or Clerical Error occurs other than as a result of Grosvenor's failure to adhere to the applicable standard of care, Grosvenor, in its sole discretion, reserves the right to reimburse the Master Fund for any losses sustained by the Master Fund as a result of such Trade or Clerical Error. Grosvenor's reimbursement of the Master Fund for a Trade or Clerical Error in such a situation will not constitute a waiver of Grosvenor's general policy to cause the Master Fund to bear the losses associated with other Trade or Clerical Errors that occur other than as a result of Grosvenor's failure to adhere to the applicable standard of care. Any net gain resulting from Trade or Clerical Errors will be for the benefit of the Master Fund and will not be retained by Grosvenor.

OTHER CONSIDERATIONS

     Grosvenor ordinarily will not cause the Master Fund to incur brokerage commissions in connection with its investments in Investment Funds (which are, and are expected to continue to be, the primary focus of the Master Fund's investment activities). However, Grosvenor may from time to time cause the Master Fund to: (i) engage in limited hedging transactions; (ii) make Direct Investments; and/or (iii) invest in bank demand deposit accounts and/or high-quality, short-term instruments that earn interest at competitive rates (and/or in commingled investment products (E.G., "money market" funds) that invest in such instruments). In these cases, Grosvenor will have the authority to determine the financial intermediaries to be used in connection with such transactions and to negotiate the amount of commission or other compensation to be paid to such intermediaries in connection with such transactions. Grosvenor will negotiate such compensation on a case-by-case basis and will not seek to obtain products, research or services other than transactional services from such intermediaries.

     Certain of the Investment Funds in which the Master Fund invests may hold notes or other securities issued from time to time by Grosvenor, and Grosvenor may be aware that such Investment Funds do so. The fact that certain Investment Funds may hold notes or other securities issued by Grosvenor could, under certain facts and circumstances, potentially alter Grosvenor's objectivity in determining whether or not to invest in such Investment Funds and/or whether or not to withdraw/redeem from such Investment Funds. Grosvenor, however, does not expect that it would ever make portfolio management decisions for the Master Fund that would be different from the decisions it would make for the Master Fund if such potential conflict did not exist.

     Grosvenor and its principals, and the Investment Managers and their principals, may engage in philanthropic activities through contributions of their time and/or financial resources to charitable organizations. Grosvenor and its principals, on the one hand, and the Investment Managers and their principals, on the other hand, may from time to time ask each other to participate in their respective philanthropic activities. Grosvenor and its principals, and the Investment Managers and their principals, are free to participate in philanthropic opportunities brought to their attention by one another. Under no circumstances will such participation or lack thereof be a factor in Grosvenor's investment management process.

     Similarly, Grosvenor and its principals, and investors in Grosvenor-Managed Accounts and their principals, may engage in philanthropic activities through contributions of their time and/or financial resources to charitable organizations. Grosvenor and its principals, on the one hand, and investors in Grosvenor-Managed Accounts and their principals, on the other hand, may from time to time ask each other to participate in their respective philanthropic activities. Grosvenor and its principals, and investors in Grosvenor-Managed Accounts and their principals, are free to participate in philanthropic opportunities brought to their attention by one another. Under no circumstances will such participation or lack thereof be a factor in Grosvenor's investment management process.

     Grosvenor has frequent interaction with consultants and financial advisors who represent prospective and existing investors in the Grosvenor-Managed Accounts, including investors that are subject to ERISA. Grosvenor does not pay these consultants or financial advisors to recommend any Grosvenor-Managed Account to their clients. However, consultants and financial advisors have from time to time invited Grosvenor and its principals to participate in particular philanthropic activities, and can be expected to continue to do so in the future. Grosvenor has participated in such philanthropic activities in the past and can be expected to continue to do so in the future. Under no circumstances will such participation or lack thereof be a factor in Grosvenor's investment management process.

     Grosvenor  from time to time provides  meals and  entertainment  to persons associated with consultants, financial advisors, clients and prospective clients. In certain cases, Grosvenor may provide such meals and entertainment to clients or prospective clients at the request of consultants, financial planners or other third-parties.

     Grosvenor may from time to time compensate unaffiliated third-parties in connection with Grosvenor's participation in investor introduction conferences sponsored by such third-parties in which Grosvenor meets with prospective investors introduced to Grosvenor by such third-parties.

     Grosvenor may from time to time enter into arrangements with consulting firms that represent existing and prospective clients, pursuant to which such consulting firms provide Grosvenor certain performance or other data on the "fund of funds" industry. Grosvenor may compensate such a consulting firm for such services on an annual flat-fee or other basis. In no event will Grosvenor enter into any such arrangement unless it first determines to its reasonable satisfaction that the firm that provides services to Grosvenor for compensation from Grosvenor discloses that fact to all clients to whom it recommends Grosvenor.

     Persons associated with Grosvenor may be related by blood or marriage to, or otherwise have personal relationships with, persons associated with consulting firms. In certain cases, such persons associated with consulting firms may be responsible for: (i) analyzing and/or monitoring "fund of funds" investment managers on behalf of such consulting firms; (ii) recommending "fund of funds" investment managers to the investment committees or similar governing committees of such consulting firms; (iii) selecting the "funds of funds" investment managers that such consulting firms will present to their clients as potential managers of such clients' assets; (iv) recommending particular "fund of funds" investment managers to clients of such consulting firms; (v) recommending that clients of such consulting firms continue to retain the services of, or discharge, "fund of funds" investment managers; and/or (vi) otherwise playing an instrumental role in the process whereby clients of such consulting firms select, and/or retain or discharge, "fund of funds" investment managers. In cases where persons associated with consulting firms have one or more responsibilities of the types described above and are related by blood or marriage to, or otherwise have personal relationships with, persons associated with Grosvenor, such persons may have an incentive to select Grosvenor as a potential manager of the assets of clients of such consulting firms, to recommend Grosvenor to clients of such consulting firms and/or to recommend that clients of such consulting firms continue to utilize Grosvenor's services. Grosvenor believes that is the responsibility of consulting firms to recuse interested individuals or take other appropriate steps to protect the integrity of their decision-making processes, and to make appropriate disclosures of potential conflicts of interest to their clients. Grosvenor urges prospective investors who utilize the services of consulting firms to inquire of such consulting firms whether they are subject to such a conflict of interest.

     Persons associated with Grosvenor may be related by blood or marriage to, or otherwise have personal relationships with, persons associated with the Investment Managers of existing or prospective Investment Funds or with other third-parties that provide or contemplate providing services to Grosvenor and/or the Grosvenor-Managed Accounts. In certain cases, such persons associated with Grosvenor may be responsible for: (i) analyzing and/or monitoring existing or prospective Investment Funds managed by such Investment Managers, or analyzing and/or monitoring other third-parties that provide or contemplate providing services to Grosvenor and/or one or more Grosvenor-Managed Accounts; (ii) recommending that Grosvenor approve Investment Funds managed by such Investment Managers as eligible investments for the Grosvenor-Managed Accounts; (iii) recommending that one or more Grosvenor-Managed Accounts add capital to, or withdraw their capital (in whole or in part) from, Investment Funds managed by such Investment Managers; (iv) making the final decision to approve Investment Funds managed by such Investment Managers as eligible investments for the Grosvenor-Managed Accounts; (v) making the final decision to cause one or more Grosvenor-Managed Accounts to add capital to, or withdraw their capital (in whole or in part) from, Investment Funds managed by such Investment Managers;
(vi) recommending that Grosvenor retain other third-parties that wish to provide services to Grosvenor and/or one or more Grosvenor-Managed Accounts; and/or
(vii) recommending that Grosvenor discharge third-parties that provide services to one or more Grosvenor-Managed Accounts. In cases where persons associated with Grosvenor have one or more responsibilities of the types described above and are related by blood or marriage to, or otherwise have personal relationships with, persons associated with Investment Managers of existing or prospective Investment Funds or other third-parties that provide or contemplate providing services to Grosvenor and/or one or more Grosvenor-Managed Accounts, such persons may have an incentive to base their decisions on personal considerations rather than on the best interests of the affected Grosvenor-Managed Accounts. Grosvenor, however, monitors relationships of this type with a view to determining whether there is a reasonable likelihood that such persons will base their decisions on personal considerations rather than on the best interests of the affected Grosvenor-Managed Accounts, and will take appropriate action if it determines such a reasonable likelihood exists.

GROSVENOR'S FIDUCIARY DUTIES

     Grosvenor has fiduciary duties to the Master Fund to act in good faith and with fairness in all its dealings with the Master Fund. Grosvenor will take such duties into account in dealing with all actual and potential conflicts of interest.

THE INVESTMENT MANAGERS

     The Investment Managers are likely to be subject to many of the same types of conflicts of interest to which Grosvenor is subject. For example, the Investment Managers may be involved in other business ventures, including the management and/or administration of other investment funds and accounts whose investment objectives are identical or substantially similar to those of the Investment Funds. The Master Fund will not share in the risks or rewards of such other ventures. In addition, such other ventures will compete with the relevant Investment Funds for the time and attention of the relevant Investment Managers, and might create additional conflicts of interest or raise other special considerations.

     The Investment Managers have responsibility for investing the capital allocated to them. The Investment Managers also manage other accounts (including other accounts in which they may have an interest) and may have financial and other incentives to favor such accounts over the Investment Funds in which the Master Fund invests. In investing on behalf of other clients, as well as the Investment Funds in which the Master Fund invests, the Investment Managers must allocate their resources, as well as limited market opportunities. Doing so could increase the level of competition for the same trades that otherwise might be made for the Investment Funds in which the Master Fund invests, including the priorities of order entry, as well as make it difficult or impossible to take or liquidate a particular position at a price indicated by an Investment Manager's strategy.

     In addition, in connection with investing and trading for other accounts, including their proprietary accounts, the Investment Managers may make use of information obtained by them in the course of investing and trading for the Investment Funds. They will have no obligation to compensate the Investment Funds in any respect for their receipt of such information or to account to any such Investment Fund for any profits earned from their use of such information.

     The Investment Managers and their principals, in managing investment accounts other than the Investment Funds, may employ trading methods, policies and strategies which differ from those which they employ on behalf of such Investment Funds. Therefore, the results of the Master Fund's investments in such Investment Funds may differ from the results of other accounts managed by such Investment Managers.

     The Investment Managers value the illiquid, longer-term investments held by their Investment Funds in a variety of different ways, and have considerable discretion in doing so. The Investment Managers have a conflict of interest in arriving at such valuations, which affect both the performance of their Investment Funds and the advisory compensation received by the Investment Managers.

     The Investment Managers have a conflict of interest in allocating capital to longer-term and/or illiquid investments. While such positions may hold significant profit potential (and, therefore, the potential to generate substantial performance/incentive fees or other performance/incentive compensation), they can create material valuation and illiquidity risks for investors. In addition, performance/incentive fees or other performance/incentive compensation may be calculated separately in respect of certain longer-term and/or illiquid investments irrespective of the overall performance of an Investment Fund.

     The Investment Managers select the brokers and dealers that execute transactions for their respective Investment Funds and negotiate the related brokerage commissions and other transaction costs. In selecting brokers and dealers and/or in negotiating commissions and other compensation, Investment Managers (subject to their overall duty to obtain "best execution" of all transactions for the Investment Funds they manage):

     - have authority to and may consider the full range and quality of the services and products provided by various brokers and dealers (including factors such as the ability of the brokers and dealers to execute transactions efficiently, their responsiveness to instructions, their facilities, reliability and financial responsibility, and the value of any research or other services or products they provide); and

     - do not necessarily select brokers and dealers that charge the lowest transaction costs.

     An Investment Manager may cause an Investment Fund to pay transaction costs to a broker or dealer even though such Investment Manager and/or clients of such Investment Manager other than such Investment Fund are the exclusive beneficiaries of non-execution related products and services provided by such broker or dealer.

     These activities and conflicts of interest are explicitly acknowledged and consented to by each Member as a necessary condition to the Member's admission to the Master Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Grosvenor Registered Multi-Strategy Master Fund, LLC
                          ------------------------------------------------------

By (Signature and Title)* /s/ Steven L. Suss
                          ------------------------------------------------------
                          Steven L. Suss,
                          President, Treasurer and Senior Vice President (principal executive officer and principal financial officer)

Date                      June 10, 2010
                          ------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Steven L. Suss
                          ------------------------------------------------------
                          Steven L. Suss,
                          President, Treasurer and Senior Vice President (principal executive officer and principal financial officer)

Date                      June 10, 2010
                          ------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.